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Protective Investment Company

Semi-Annual Report

Cumberland
Hudson's Bay
Labrador
C.Farewell
Newfoundland
CANADA
L. Superior
N. Scotia
New York
C.Cod
UNITED STATES
Washington
New Orleans
GULF OF MEXICO
Mexico
Jamaica
CARIBBEAN SEA
Bay of Panama
COLOMBIA
GUIANA
Galapagos
R. Amazon
SOUTH AMERICA
Lima
PERU
Rio Janeiro
Buenos Ayres
Easter I.

June 30, 2002

Performance and Portfolio Review by Fund

Protective Global Income Fund4

Managed by Goldman Sachs Asset Management International

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a 1.47% cumulative total return.1 Over the same time period, the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged into U.S. dollars), generated a cumulative total return of 2.43%. The primary drivers of this underperformance were the Fund's duration and yield curve positions in the United States, and exposure to the weak performing credit markets during the second quarter.

All the major bond markets with the exception of Japan sold off during the first quarter 2002, in reaction to a series of positive economic data releases, which led investors to begin anticipating an economic recovery and future interest rate rises. The market's decline was particularly pronounced in early March of 2002, in response to improved business expectations and robust consumer behavior. However, despite the majority of economic data continuing to be positive during the second quarter, Worldcom's announcement that it had mis-classified more than $3.5 billion of expenses as capital expenditures sent tremors through the equity markets. The resulting fall in equity prices and the subsequent flight to quality caused bond yields to fall substantially in the face of improving economic conditions.

Portfolio Highlights

Having begun the reporting period long U.S. duration, this position was quickly removed and then reversed as the signs of an economic recovery grew compelling. The theme of robust U.S. and global economic recovery and its impact on the monetary policy outlook initially enhanced results as the U.S. bond market sold off markedly in March of 2002. However, despite the vast majority of economic data pointing to a strengthening economy, the Fund's short U.S. position began the second quarter suffering from slightly weaker than expected consumer confidence. In addition, equity market jitters led to a flight to quality and U.S. bond markets rallied as a result. With yields subsequently falling, the Fund's short duration position detracted from results.

The Fund's short duration position in Japan contributed to positive performance in January and February as Japanese yields on average rose over the period. However, when yields began to fall again in March we closed the short position. With the Nikkei rallying it eased pressure on financial institutions ahead of the fiscal year-end and reduced the need to sell Japanese bonds to realize profits. As the earlier sense of crisis faded, investor confidence recovered and domestic funds flowed into the bond market. Following the rally in the market, we reinstated the Fund's short position close to the end of the first quarter. We maintained this position in Japan throughout the second quarter based on debt-level ceiling concerns and economic recovery worries.

The Fund held a short UK/long Canada position that we had maintained from the first quarter based on our view that UK growth would rebound vigorously. We also believed that the UK would have a more expansionary fiscal policy than Canada and anticipated greater and more rapid tightening of monetary policy. The trade performed well over the period and we decided to take profits in May. We used the proceeds from selling the long Canada position and moved them into Europe, thereby initiating a short UK/long Europe position. We held this position over May, during which time the trade performed positively with the spread narrowing to our target levels at which stage we closed out of the position.

Corporate spreads widened over the period with June being the most tumultuous month in the credit markets since September 2001. Weak equity markets, growing systemic risk and the spectacular collapse of WorldCom conspired to produce underperformance in nearly all sectors. The Fund's exposure to the credit markets detracted from results.

4  Please see page 12 for disclosures.
1  Please see page 12 for disclosures.

Outlook

We believe that leading indicators point to a rapid and sustained rebound in global industrial activity. In normal cyclical fashion, the following results can be expected to stimulate consumer demand, inventory restocking and a business investment recovery. We believe that strong goods sector growth will place marginal upward pressure on commodity prices and create supply side tightness, both of which precipitate producer inflation expectations and prompt monetary policy tightening. In regards to corporate bonds, we believe that the current period of turmoil provides us with opportunities. Risk aversion will likely remain elevated for some time, and while we do not expect the markets to quickly regain their footing, we expect that over time improving credit fundamentals will prevail.

Bond Allocation as of June 30, 20025

Country of Issuer	Percentage of Net Assets
United States	34.9%
Japan	12.2
France	10.7
United Kingdom	9.6
Germany	7.7
Denmark	3.8
Australia	3.7
Canada	3.2
Belgium	2.7
Italy	2.0

Goldman Sachs Fixed Income Portfolio Management Team
July 8, 2002

5  Please see page 12 for disclosures.

Protective International Equity Fund3,4

Managed by Goldman Sachs Asset Management International

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a -4.42% cumulative total return.1 Over the same time period, the Fund's benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated an aggregate total return of -1.38%.

As these returns indicate, it has continued to be a challenging period in the financial markets. In this environment, defensive sectors continued to outperform at the expense of more economically sensitive cyclical sectors.

Market Overview

There were several key themes driving the international equity markets during the first half of 2002. The predominant theme at a macro level was of global economic recovery, with many leading economic indicators rising significantly throughout the period. The second theme was a general sense of investor unease in the aftermath of the Enron collapse. Investors focused heavily on the reliability of accounting information. Under this unsure corporate environment, companies that surprised the market with negative news and pre-announcements were heavily punished and in several cases, this presented opportunities for investors to take advantage of the market's over-reaction.

Tied to this issue was a continued focus on the high levels of outstanding corporate debt. These concerns were exacerbated by the high profile bankruptcy of Global Crossing, a U.S. communications provider, and the continued efforts of NTL, a European media company, to restructure its current debt program. News towards the end of the period from WorldCom that it had capitalized operating expenses shook markets once again. As a result, investors have become increasingly skeptical regarding corporate accounting standards.

Portfolio Highlights

•
Bank of Ireland—Bank of Ireland generated strong results during the period. The Irish economy continues to show solid momentum and the bank enjoys healthy retail demand. The firm's management team has maintained its focus on its retail business and its diversified asset management business demonstrates strong growth potential.

•
KAO—KAO is a Japanese household and chemical product producer. The company's strong performance was due to more positive Japanese consumer figures and the continued strength of the yen versus the U.S. dollar. Data continued to signal that Japanese consumer trends are beating expectations, a phenomenon that we believe is typical at this stage of the economic cycle. With their cyclically geared economy, Japan has traditionally enjoyed lower levels of price deflation, which is positive for companies like KAO.

•
European Aeronautic Defence and Space Company (EADS)—EADS is a France-based aviation company that owns Airbus. The company fared very well during the period, benefiting from the overall recovery in global passenger traffic. The market is now reacting to the increased probability that Airbus will meet its order target, which lies in the range of 300-325 planes for this year. We remain optimistic regarding the company's prospects and remain very comfortable with its management team.

Outlook

Reviewing the broad investment landscape, we believe that economic fundamentals remain sound. At this point, there is an overriding belief that we will see some economic recovery during the second half of 2002. Though the recovery may be more tepid than we've been expecting, a double-dip recession is a remote outcome, particularly given the absence of the sort of banking crisis that rattled the United States in the early 90s and Japan for the entire decade. Although precise opinions differ, the steam has undoubtedly come out of equity market valuations, which now look compelling relative to bonds in any historical context. Although this doesn't necessarily indicate the direction of the markets over the next three months, it should be reassuring for long-term investors.

3  Please see page 12 for disclosures.
4  Please see page 12 for disclosures.
1  Please see page 12 for disclosures.

Top 10 Portfolio Holdings as of June 30, 20025

Company	Country	Line of Business	Percentage of Net Assets
Novartis AG	Switzerland	Drugs & Health Care	4.7%
Total Fina ELF SA	France	Oil & Gas Services	3.9
GlaxoSmithKline PLC	United Kingdom	Pharmaceuticals	3.7
VNU N.V.	The Netherlands	Publishing—Newspapers	3.5
Bank of Ireland	Ireland	Finance & Banking	3.4
Unicredito Italiano SPA	Italy	Finance & Banking	3.3
Vodafone Group PLC	United Kingdom	Telecommunications	3.1
Tesco PLC	United Kingdom	Retail	3.0
Takeda Chemical Industries Ltd.	Japan	Drugs & Health Care	2.9
BNP Paribas SA	France	Finance & Banking	2.5

Goldman Sachs International Equity Portfolio Management Team
July 8, 2002

5  Please see page 12 for disclosures.

Protective Capital Growth Fund4

Managed by Goldman Sachs Asset Management

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a -16.74% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a -13.16% cumulative total return.

As these returns indicate, it continues to be a challenging environment for U.S. large-cap managers. There exists a stark disconnect between the health of the economy and the relative strength of the stock market. In the past, investors have believed that stock price movement could be a leading indicator of the future state of the economy. Over the past few months, the fragile geopolitical state, coupled with skepticism of corporate accounting practices, have led investors to place a higher risk premium on U.S. equities. While in the short-term this continued discrepancy could lead to irrationally low stock price levels, we strongly believe that high-quality U.S. businesses will be favorably recognized over a longer period of time.

The Fund's underperformance relative to the benchmark was largely due to its overweight in the Media & Communication area. In addition, the Fund was negatively impacted by its holdings in the Cyclicals sector. On the other hand, the Fund was helped by its overweight position in the Consumer Staples group.

Portfolio Highlights

•
The Procter & Gamble Company—Procter & Gamble has experienced an increase in sales, prompting investors to take a more positive view on its future growth prospects. While 2000 was an extraordinarily difficult year for the company, 2001 revenues were somewhat better. Under the guidance of a new CEO, management is focusing on its core brands, reestablishing cost and capital discipline, and implementing price increases.

•
The Coca-Cola Company—Coca-Cola recently reported earnings that exceeded analysts' expectations, proving it has the ability to operate in a difficult economic environment. The firm is now focused on expanding its product line-up, most notably with the release of Vanilla Coke, as well as widely offering Fanta in the United States. We increased the Fund's exposure to the stock as these initiatives gave us more confidence in the company's long-term growth prospects.

•
Intuit Inc.—Despite the downturn in demand for many technology products, Intuit was able to grow its business based on their dominant position in the personal and small business financial management industries. Intuit is clearly a leader in this area, as it continues to create products that take advantage of the world's reliance on the Internet for accounting and tax preparation.

Outlook

There have been recent indications that point to a modest recovery in the growth of the U.S. economy. However, this has been in stark contrast to the continued decline in U.S. equities. A number of exogenous variables have been working against companies and, as such, they have not seen their intrinsic values recognized by investors. These variables include the unsettled geopolitical situation, corporate accounting fraud, and threats of domestic terrorism. In general, we believe U.S. economic growth should continue to be gradual, with corporate investment still lagging other areas of the economy. With interest rates at historically low levels, we expect business leaders to boost investment accordingly.

As always, we will seek to invest in dominant franchise companies that we believe should come out of a recession with improved competitive positions. Additionally, strong operational leverage in these particular companies should lead to positive earnings performance as economic activity increases. Although there are factors that will continue to weigh on the market, going forward we anticipate that robust business growth will eventually be reflected in equity valuations.

4  Please see page 12 for disclosures.

1  Please see page 12 for disclosures.

Top 10 Portfolio Holdings as of June 30, 20025

Company	Line of Business	Percentage of Net Assets
Microsoft Corp.	Computer Software & Services	4.7%
Wal-Mart Stores, Inc.	Retail	3.7
Exxon Mobil Corp.	Oil	3.6
Pfizer, Inc.	Drugs & Health Care	3.5
General Electric Co.	Diversified Manufacturing	3.0
Viacom, Inc., Class B	Multimedia	2.7
PepsiCo, Inc.	Beverages	2.6
Fannie Mae	Financial Services	2.4
Citigroup, Inc.	Banks	2.3
Freddie Mac	Financial Services	2.3

Goldman Sachs Growth Equity Investment Management Team
July 8, 2002

5  Please see page 12 for disclosures.

Protective Growth and Income Fund4

Managed by Goldman Sachs Asset Management

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a -3.99% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a -13.16% cumulative total return.

The first half of 2002 was marked by a defensive mood, as the markets absorbed the shock of escalating violence in the Middle East and associated oil prices. Furthermore, the market was characterized by investor skepticism brought on by corporate earnings disappointments, apprehension of further disturbing accounting news, and fear of additional terrorist attacks. Companies with challenging cash flow outlooks suffered severely, as investors showed an unwillingness to stand by those businesses that overbuilt capacity in recent years and now face extreme competitive pricing issues.

In market declines such as the one we have recently seen, investors often sell for emotional reasons, which usually results in valuations compressing within industries as investors engage in the market equivalent of "throwing out the baby with the bath water." As prepared investors, it is during these times that we seek to upgrade our portfolios, as higher quality companies become available to us at very attractive prices. The Value team avoided some of the market's major "torpedoes," which we attribute to our strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us retain only quality names into our portfolios. In summary, we will continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Portfolio Highlights

•
ConAgra—ConAgra, the second largest U.S. food producer, was the top contributor to the Fund's performance during the period. The company saw a rise in fiscal fourth quarter profits on improved sales and earnings growth. ConAgra exhibits strong cash flow generation and capital discipline. Its management team also continues to reduce capital expenditures.

•
Bank of America—Bank of America, the Fund's second largest holding, was a strong contributor to results. Through its banking subsidiaries and various non-banking subsidiaries, the company provides a diversified range of banking and non-banking financial services and products. The company has experienced earnings per share (EPS) growth, helped by its diverse mix of businesses. Bank of America continues to seek ways to help expand its asset base and strengthen relationships with current customers.

•
General Dynamics—General Dynamics, another top contributor to performance, is a high technology business and the largest manufacturer of naval vessels and combat vehicles for the U.S. government. The firm benefited from vibrant defense spending leading to large contracts. In addition, General Dynamics has continued to make strategic acquisitions that have helped it to become more of a dominant market player.

Outlook

We expect continued market volatility as we move into the second half of the year, fueled by concerns over earnings, further accounting issues, and fear of terrorism. We believe the best way to navigate through an uncertain market is through good fundamental research—you must know what you own. In-depth financial analysis and understanding the numbers is absolutely essential in this environment, and we believe we're particularly well suited to identify these opportunities. Our team is structured around "centers of excellence," whereby each team member has industry/sector specific responsibility. Not only does this provide more extensive industry expertise, but also allows each member to be more focused in our search for undervalued situations.

Top 10 Portfolio Holdings as of June 30, 20025

Company	Line of Business	Percentage of Net Assets
Exxon Mobil Corp.	Oil	4.3%
Bank of America Corp.	Banks	3.4
ConAgra Foods, Inc.	Foods	3.1
Citigroup, Inc.	Banks	3.1
Kimberly-Clark Corp.	Household Products	2.4
Merck & Co., Inc.	Drugs & Health Care	2.3
H.J. Heinz Co.	Foods	2.3
General Dynamics Corp.	Aerospace/Defense	2.2
Freddie Mac	Financial Services	2.2
Philip Morris Cos., Inc.	Tobacco	2.2

Goldman Sachs Value Management Team
July 8, 2002

4  Please see page 12 for disclosures.
1  Please see page 12 for disclosures.

5  Please see page 12 for disclosures.

Protective CORESM U.S. Equity Fund

Managed by Goldman Sachs Asset Management

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a -14.26% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a -13.16% cumulative total return. Increased volatility in the market led to large negative returns for a number of the Fund's holdings which, in turn, led to its underperformance versus the benchmark.

Portfolio Highlights

Among our CORE themes, Momentum added the most value for the six-month period. Returns to the Profitability theme were best in the first quarter, but were outpaced by the surge in Momentum returns during the second quarter. Valuation also posted positive returns. Fundamental Research was up somewhat throughout the period, while Earnings Quality was essentially flat.

Stock selection was successful in six of the 13 sectors. The Fund's holdings in the Technology and Healthcare sectors fared best relative to the benchmark. Nonetheless, this was offset by weaker stock selection in the Consumer Services and Telecommunications sectors.

Outlook

        Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should perform better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that have sustainable earnings and strong profit margins. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations, within the parameters of the Standard & Poor's 500 Index.

Top 10 Portfolio Holdings as of June 30, 20025

Company	Line of Business	Percentage of Net Assets
Exxon Mobil Corp.	Oil	4.2%
Wal-Mart Stores, Inc.	Retail	3.6
Citigroup, Inc.	Banks	3.2
Microsoft Corp.	Computer Software & Services	2.8
Johnson & Johnson Co.	Drugs & Health Care	2.8
Royal Dutch Petroleum Co. ADR	Oil	2.4
International Business Machines Corp.	Computer Hardware/Software & Services	2.4
General Electric Co.	Diversified Manufacturing	2.3
Bank of America Corp.	Banks	2.2
Pfizer, Inc.	Drugs & Health Care	2.0

Goldman Sachs Quantitative Equity Management Team
July 8, 2002

1  Please see page 12 for disclosures.
5  Please see page 12 for disclosures.

Protective Small Cap Value Fund2,4

Managed by Goldman Sachs Asset Management

Performance Review—Over the six-month period that ended June 30, 2002, the Fund generated a 9.23% cumulative total return.1 Over the same time period the Fund's benchmark, the Russell 2000 Value Index (with dividends reinvested) generated a 7.26% and cumulative total return.

The first half of 2002 was marked by a defensive mood as the markets absorbed the shock of escalating violence in the Middle East and associated oil prices. Furthermore, the market was characterized by investor skepticism brought on by corporate earnings disappointments, apprehension of further disturbing accounting news, and fear of additional terrorist attacks. Companies with challenging cash flow outlooks suffered severely as investors showed an unwillingness to stand by those businesses that overbuilt capacity in recent years and now face extreme competitive pricing issues.

In market declines such as the one we have recently seen, investors often sell for emotional reasons, which usually results in valuations compressing within industries as investors engage in the market equivalent of "throwing out the baby with the bath water." During these times, prepared investors seek to upgrade their portfolios, as higher quality companies become available at very attractive prices. The Value team avoided some of the market's major "torpedoes," which we attribute to our strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us to retain only quality names in our portfolios. In summary, we will continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Portfolio Highlights

•
ShopKo Stores, Inc.—ShopKo, a customer lifestyle-driven specialty discount retailer, was the Fund's top contributor to performance during the period. The company has shown an increase in comparable same store sales. In addition, it has benefited from its continuing improvements in per-store profitability as well as balance sheet quality. ShopKo has a relatively new management team that is very focused on return of shareholder value.

•
Charming Shoppes, Inc.—Charming Shoppes, an operator of retail stores selling primarily to plus-sized women, was another solid performer for the Fund. Its stock rose after optimistic reports about the state of the retail economy were released indicating that sales increased in June and were expected to continue to rise in the second half of 2002. The company's same-store sales also increased, and it beat earnings expectations. The company is showing growing margins and profitability for each of their stores. Furthermore, we view the plus-size demographics that the company serves as an under-penetrated area of the market.

•
Caraustar Industries, Inc.—Caraustar, a recycled paperboard manufacturer and converter, also enhanced results during the period. The company has decided to raise the price of paperboard in order to help offset increased operating costs.We view Caraustar as being undervalued and, despite the stock price increase, as having a competitive advantage as a low cost provider.

Outlook

We expect continued market volatility as we move into the second half of the year, fueled by concerns over earnings, further accounting issues, and fear of terrorism. We believe the best way to navigate through an uncertain market is through good fundamental research—you must know what you own. In-depth financial analysis and understanding the numbers is absolutely essential in this environment, and we believe we're particularly well suited to identify these opportunities. Our team is structured around "centers of excellence," whereby each team member has industry/sector specific responsibility. Not only does this provide more extensive industry expertise, but also allows each member to be more focused in our search for undervalued situations.

2  Please see page 12 for disclosures.
4  Please see page 12 for disclosures.
1  Please see page 12 for disclosures.

Top 10 Portfolio Holdings as of June 30, 20025

Company	Line of Business	Percentage of Net Assets
Charming Shoppes	Retail	2.0%
ShopKo Stores, Inc.	Retail	2.0
Commercial Metals Co.	Steel	1.6
Caraustar Industries, Inc.	Paper & Forest Products	1.5
Tropical Sportswear International Corp.	Textiles	1.4
Brookstone, Inc.	Retail	1.3
GrafTech International Ltd.	Steel	1.2
Entegris, Inc.	Semiconductors	1.2
Northwest Natural Gas Co.	Oil & Gas Services	1.2
The Dial Corp.	Household Products	1.2

Goldman Sachs Value Management Team
July 8, 2002

5  Please see page 12 for disclosures.

1
Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect and any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

2
The stocks of smaller companies are often associated with higher risks and greater volatility than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

3
Emerging market securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

4
The Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

5
Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

PROTECTIVE GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description		Principal Amount (000)	U.S.$ Value
CORPORATE BONDS—30.0%
CANADA—0.6%
North America Capital Corp.
8.250%, 11/17/2003	GBP	200	$314,007

FINLAND—0.2%
UPM-Kymmene Oyj
6.125%, 01/23/2012	EUR	100	99,449

FRANCE—0.9%
Credit National Interfinance BV
7.000%, 11/14/2005	USD	500	532,278

GERMANY—0.7%
Deutsche Telekom AG
8.250%, 06/15/2005	USD	400	409,261

LUXEMBOURG—1.7%
Sogerim SA
7.000%, 04/20/2011	EUR	500	505,521
Tyco International Group SA
6.125%, 04/04/2007	EUR	310	229,187
5.500%, 11/19/2008	EUR	300	209,964

			944,672

NORWAY—0.6%
Sparbanken Rogaland
9.200%, 08/18/2009 (a)	USD	300	322,815

THE NETHERLANDS—0.6%
Imperial Tobacco Group PLC
7.125%, 04/01/2009	USD	250	258,492
TPSA EuroFinance BV
6.625%, 03/01/2006	EUR	60	54,851

			313,343

UNITED KINGDOM—5.6%
British Telecommunications PLC
8.375%, 12/15/2010	USD	570	620,273
Gallaher Group PLC
4.875%, 01/28/2005	EUR	600	585,630
Imperial Tobacco Finance PLC
5.750%, 06/06/2005	EUR	50	49,502
Lehman Brothers Holdings PLC
6.950%, 06/22/2004	GBP	400	624,743
Royal Bank of Scotland
5.250%, 07/22/2008	DEM	800	404,488
Standard Chartered Bank
5.375%, 05/06/2009	EUR	200	191,843
United Utilities PLC
6.450%, 04/01/2008	USD	100	99,632
Vodafone Group PLC
7.625%, 02/15/2005	USD	500	534,076

			3,110,187

UNITED STATES—19.1%
Ameritech Capital Funding Corp.
5.875%, 02/19/2003	USD	400	408,579
AOL Time Warner, Inc.
5.625%, 05/01/2005	USD	450	436,130
Associates Corp. of North America
5.800%, 04/20/2004	USD	400	417,224
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	USD	210	170,599
Capital One Bank
6.875%, 02/01/2006	USD	300	296,985
CIT Group, Inc.
5.500%, 05/16/2005	EUR	500	443,587
Citigroup, Inc.
6.750%, 12/01/2005	USD	150	161,006
Citizens Communications Co.
9.250%, 05/15/2011	USD	90	82,023
Clear Channel Communications, Inc.
6.500%, 07/07/2005	EUR	300	291,585
Comcast Cable Communications
8.375%, 05/01/2007	USD	210	210,493

The accompanying notes are an integral part of the financial statements.

Countrywide Home Loans, Inc.
5.250%, 12/15/2005	DEM	800	401,238
DaimlerChrysler NA Holding Corp.
7.500%, 12/07/2006	GBP	200	314,881
Ford Motor Credit Co.
6.875%, 02/01/2006	USD	350	360,566
General Electric Capital Corp.
6.875%, 11/15/2010	USD	300	318,568
General Motors Acceptance Corp.
6.125%, 09/15/2006	USD	300	303,448
7.000%, 02/01/2012	USD	120	120,779
Household Finance Corp.
8.000%, 05/09/2005	USD	100	107,784
5.875%, 03/31/2008	EUR	600	572,154
HSBC USA, Inc.
7.000%, 11/01/2006	USD	600	648,357
Kellogg Co.
6.000%, 04/01/2006	USD	300	314,339
Prudential Insurance Company of America
6.375%, 07/23/2006	USD	600	634,403
Qwest Capital Funding, Inc.
5.875%, 08/03/2004	USD	200	130,000
7.750%, 08/15/2006	USD	50	30,500
Reed Elsevier Capital, Inc.
6.125%, 08/01/2006	USD	200	209,746
Santander Financial Issuances
7.750%, 05/15/2005	USD	400	431,719
Simon Property Group LP
6.625%, 06/15/2003	USD	200	205,840
Spieker Properties LP
6.900%, 01/15/2004	USD	200	208,404
Sprint Capital Corp.
6.000%, 01/15/2007	USD	150	118,736
6.875%, 11/15/2028	USD	240	156,445
The Coastal Corp.
6.200%, 05/15/2004	USD	300	302,475
Tyson Foods, Inc.
7.250%, 10/01/2006	USD	200	211,149
Verizon Global Funding Corp.
6.125%, 06/15/2007	USD	260	258,733
Viacom, Inc.
6.400%, 01/30/2006	USD	400	416,862
Washington Mutual
8.250%, 06/15/2005	USD	250	276,157
Weyerhaeuser Co.
6.125%, 03/15/2007 (a)	USD	290	298,118
Wisconsin Energy Corp.
5.875%, 04/01/2006	USD	400	413,933

			10,683,545

TOTAL CORPORATE BONDS— (Cost $16,429,298)			16,729,557

GOVERNMENT AND AGENCY SECURITIES—69.0%
AUSTRALIA—3.7%
Government of Australia
6.500%, 05/15/2013	AUD	3,600	2,095,478

BELGIUM—2.8%
Kingdom of Belgium
6.500%, 03/31/2005	EUR	1,500	1,563,587

CANADA—2.7%
Government of Canada
5.500%, 06/01/2009	CAD	400	267,434
6.000%, 06/01/2011	CAD	1,800	1,232,159

			1,499,593

DENMARK—3.8%
Kingdom of Denmark
8.000%, 03/15/2006	DKK	7,000	1,029,997
6.000%, 11/15/2011	DKK	8,000	1,122,768

			2,152,765

FRANCE—10.1%
Government of France
3.500%, 07/12/2004	EUR	1,995	1,943,918
5.500%, 10/25/2007	EUR	500	513,669
5.500%, 04/25/2010	EUR	2,000	2,047,452
8.500%, 10/25/2019	EUR	500	672,215
5.500%, 04/25/2029	EUR	450	454,876

			5,632,130

The accompanying notes are an integral part of the financial statements.

GERMANY—7.1%
Federal Republic of Germany
5.250%, 01/04/2008	EUR	500	507,697
5.250%, 07/04/2010	EUR	700	705,341
5.250%, 01/04/2011	EUR	700	705,911
6.250%, 01/04/2024	EUR	500	549,829
6.250%, 01/04/2030	EUR	1,350	1,510,603

			3,979,381

ITALY—2.1%
Republic of Italy
4.750%, 03/15/2006	EUR	700	697,753
4.250%, 11/01/2009	EUR	500	472,157

			1,169,910

JAPAN—12.6%
Government of Japan
0.900%, 12/22/2008	JPY	615,000	5,200,181
1.900%, 12/20/2010	JPY	55,000	488,977
1.300%, 06/20/2011	JPY	60,000	505,223
2.500%, 12/21/2020	JPY	45,000	412,279
1.900%, 03/22/2021	JPY	50,000	415,985

			7,022,645

POLAND—1.1%
Government of Poland
8.500%, 11/12/2006	PLN	2,400	603,374

SWEDEN—0.9%
Government of Sweden
3.500%, 04/20/2006	SEK	5,000	513,295

THE NETHERLANDS—1.1%
Government of The Netherlands
5.250%, 07/15/2008	EUR	600	607,535

UNITED KINGDOM—4.3%
U.K. Treasury
6.750%, 11/26/2004	GBP	250	397,601
7.250%, 12/07/2007	GBP	250	420,870
5.000%, 03/07/2012	GBP	400	609,433
8.000%, 06/07/2021	GBP	200	419,083
U.K. Treasury
6.000%, 12/07/2028	GBP	300	536,616

			2,383,603

UNITED STATES—16.7%
United States Treasury Bonds
8.875%, 08/15/2017	USD	500	674,540
8.125%, 08/15/2019	USD	1,500	1,921,200
7.500%, 11/15/2024	USD	1,300	1,599,910
6.250%, 05/15/2030	USD	900	974,862
United States Treasury Notes
4.625%, 05/15/2006	USD	1,250	1,287,388
3.500%, 11/15/2006	USD	2,200	2,160,928
3.625%, 01/15/2008 (b)	USD	667	698,151

			9,316,979

TOTAL GOVERNMENT AND AGENCY SECURITIES— (Cost $36,518,400)			38,540,275

SHORT TERM INVESTMENT—1.0%
TIME DEPOSIT—1.0%
State Street Corp. Eurodollar Time Deposit
1.875%, 07/01/2002	USD	$563	563,000

TOTAL SHORT TERM INVESTMENT— (Cost $563,000)			563,000

TOTAL INVESTMENTS— (Cost $53,510,698)—100.0%			$55,832,832

OTHER INFORMATION

At June 30, 2002 , the Global Income Fund had open long futures and short futures contracts as follows:

Long Futures	Expiration	Contracts	Market Value	Unrealized Gain
Canada 10 Yr Bond Future	Sep 02	24	$1,526,461	$23,474
Euro-Bond Future	Sep 02	37	3,917,903	54,709
JPN 10 Y Bond (TSE)	Sep 02	1	1,160,138	1,919

		62	$6,604,502	$80,102

The accompanying notes are an integral part of the financial statements.

Short Futures	Expiration	Contracts	Market Value	Unrealized Loss
US 5 Yr Note Futures	Sep 02	36	$(3,867,188)	$54,531
US 10 Yr Note Futures	Sep 02	92	(9,865,563)	175,375

		128	$(13,732,751)	$229,906

*	See Glossary of Terms on pg 52.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities amounted to $620,933 or 1.1% of Investments.

(b)	Treasury Inflation Protection Security.
Percentage calculations shown are based on Total Investments.

Analysis of Industry Classifications

Industry	Percent of Investments	Value
Automobile	0.6%	$314,881
Diversified Manufacturing	0.8	439,152
Electric Utilities	0.7	413,933
Finance & Banking	6.5	3,641,245
Financial Services	6.0	3,349,345
Foods-Diversified	0.9	525,488
Foreign Government	52.3	29,223,296
Industrial	0.5	302,475
Insurance	1.7	948,411
Multimedia	2.1	1,144,577
Paper & Forest Products	0.7	397,566
Publishing	0.4	209,746
Real Estate	0.8	414,243
Telecommunications	6.5	3,635,240
Time Deposit	1.0	563,000
Tobacco	1.6	893,623
Utilities	0.2	99,632
U.S. Government Securities	16.7	9,316,979

TOTAL	100.0%	$55,832,832

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description	Shares	U.S.$ Value
COMMON STOCK—93.8%
AUSTRALIA—0.4%
Insurance Australia Group Ltd.	214,819	$381,005

DENMARK—0.4%
Group 4 Falck A/S*	11,620	400,958

FINLAND—2.0%
Nokia Oyj	134,511	1,965,046

FRANCE—9.9%
BNP Paribas SA	44,984	2,483,207
European Aeronautic Defence & Space Co.	143,008	2,194,905
Lafarge SA	10,086	1,004,216
Total Fina ELF SA	23,763	3,850,968

		9,533,296

GERMANY—2.3%
Bayerische Motoren Werke (BMW) AG	16,707	677,038
SAP AG	15,633	1,529,465

		2,206,503

HONG KONG—0.5%
Hang Seng Bank Ltd.	45,500	485,641

IRELAND—4.4%
Allied Irish Banks PLC	68,589	901,939
Bank of Ireland	271,769	3,375,652

		4,277,591

ITALY—5.3%
ENI SPA	63,500	1,007,782
Telecom Italia SPA	110,681	865,193
Unicredito Italiano SPA	721,000	3,255,124

		5,128,099

JAPAN—19.8%
Canon, Inc.	27,000	1,020,398
Chugai Pharmaceutical Co. Ltd.	50,000	598,173
DENTSU, Inc.	140	772,035
Fuji Photo Film Co.	56,000	1,808,034
Honda Motor Co. Ltd.	46,900	1,901,589
Isetan Co. Ltd.	93,000	938,806
Kao Corp.	59,000	1,358,528
Mitsui O.S.K. Lines Ltd.	235,000	494,056
NGK Insulators Ltd.	5,000	39,586
Nomura Holdings, Inc.	39,000	572,644
Ricoh Co. Ltd.	113,000	1,956,159
Sharp Corp.	64,000	812,648
Shin-Etsu Chemical Co. Ltd.	48,400	2,079,506
SKYLARK Co. Ltd.	16,700	390,106
Sumitomo Corp.	4,000	24,227
Sumitomo Mitsui Banking Corp.	17,000	82,968
Takeda Chemical Industries Ltd.	66,000	2,896,258
Tokyo Gas Co. Ltd.	132,000	366,713
Toppan Forms Co. Ltd.	39,700	670,692
Toyota Motor Corp.	15,400	408,560

		19,191,686

MEXICO—0.8%
Grupo Financiero BBVA Bancomer SA de CV*	877,800	715,655

SINGAPORE—2.9%
Chartered Semiconductor Manufacturing Ltd.*	480,000	978,344
Keppel Corp. Ltd.	200,000	466,525
United Overseas Bank Ltd.	194,000	1,394,933

		2,839,802

SPAIN—2.2%
Industria de Diseno Textil SA*	46,622	982,574
Sogecable SA*	25,399	482,214
Telefonica SA*	81,858	685,878

		2,150,666

SWEDEN—3.5%
Eniro AB	27,399	209,679
Securitas AB, Class B	59,748	1,225,793
Skandia Forsakrings AB	430,549	1,953,578

		3,389,050

SWITZERLAND—9.7%
Adecco SA	25,544	1,513,972
Converium Holdings AG*	26,521	1,367,392
Nestle SA	7,784	1,810,961
Novartis AG	106,362	4,667,377

		9,359,702

THE NETHERLANDS—8.4%
ASML Holding N.V.*	80,023	1,264,489
Gucci Group N.V.	12,578	1,177,883
ING Groep N.V.	65,672	1,683,140

The accompanying notes are an integral part of the financial statements.

Royal Dutch Petroleum Co.	2,317	128,817
Vedior N.V.	25,666	354,204
VNU N.V.	125,675	3,486,099

		8,094,632

UNITED KINGDOM—21.3%
Amey PLC	105,504	288,738
Amvescap PLC	186,428	1,519,250
British Sky Broadcasting Group PLC*	177,049	1,697,909
Capita Group PLC	147,374	701,045
Exel PLC	84,217	1,072,794
GlaxoSmithKline PLC	171,402	3,705,633
International Power PLC*	600,348	1,537,739
Legal & General Group PLC	458,429	913,869
Reckitt Benckiser PLC	63,743	1,143,877
Royal Bank of Scotland Group PLC	52,899	1,500,136
Smiths Group PLC	40,420	525,057
Tesco PLC	818,302	2,975,585
Vodafone Group PLC	2,227,535	3,056,591

		20,638,223

TOTAL COMMON STOCK— (Cost $96,735,348)		90,757,555

DEPOSITORY RECEIPTS—6.2%
FRANCE—0.8%
Business Objects SA, ADR*	27,770	780,337

KOREA—1.5%
Hyundai Motor Co. Ltd., GDR	33,760	506,400
Samsung Electronics Co., Ltd., GDR (a)	6,900	947,370

		1,453,770

MEXICO—1.4%
Grupo Televisa SA, ADR*	12,100	452,298
Telefonos de Mexico SA de CV, ADR	26,700	856,536

		1,308,834

RUSSIA—0.5%
YUKOS, ADR	3,543	492,477

TAIWAN—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR*	42,900	557,700

UNITED KINGDOM—1.4%
GlaxoSmithKline PLC, ADR	22,939	989,589
Vodafone Group PLC, ADR	29,696	405,350

		1,394,939

TOTAL DEPOSITORY RECEIPTS— (Cost $7,167,333)		5,988,057

TOTAL INVESTMENTS— (Cost $103,902,681)—100.0%		$96,745,612

*	Denotes non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, these securities amounted to $947,370 or 1.0% of Investments.
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

Analysis of Industry Classifications

Industry	Percent of Investments	Value
Aerospace/Defense	2.3%	$2,194,905
Auto Components	0.0	39,586
Automobile	3.6	3,493,586
Broadcast Media	0.5	452,298
Building Products	1.0	1,004,216
Business Services	4.6	4,484,710
Chemical Products	2.1	2,079,506
Computer Software & Services	2.4	2,309,802
Cosmetics	1.4	1,358,528
Diversified Manufacturing	0.6	549,284
Diversified Operations	0.5	466,525
Drugs & Health Care	7.8	7,563,635
Electric Utilities	1.6	1,537,739
Electronics	4.1	4,002,851
Finance & Banking	15.8	15,243,452
Financial Services	5.7	5,545,608
Foods	2.7	2,582,996
Household Products	1.2	1,143,877
Industrials	1.1	1,072,795
Insurance	2.7	2,662,266
Media & Communications	2.3	2,180,123
Office Equipment & Supplies	3.1	2,976,557
Oil & Gas Services	6.0	5,846,755
Pharmaceuticals	5.5	5,293,395
Photography	1.9	1,808,034
Printing	0.7	670,692
Publishing - Newspapers	3.8	3,695,779
Restaurants	0.4	390,106
Retail	6.3	6,074,848
Semiconductors	0.6	557,700
Telecommunications	7.2	6,969,402
Transportation	0.5	494,056

TOTAL	100.0%	$96,745,612

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—97.9%
ADVERTISING—0.3%
TMP Worldwide, Inc.*	20,500	$440,750

AEROSPACE/DEFENSE—1.4%
Honeywell International, Inc.	16,000	563,680
Lockheed Martin Corp.	7,900	549,050
Raytheon Co.	7,600	309,700
United Technologies Corp.	9,400	638,260

		2,060,690

AUTOMOBILE—0.7%
Ford Motor Co.	31,162	498,592
General Motors Corp.	10,367	554,116

		1,052,708

BANKS—3.6%
Bank of America Corp.	26,900	1,892,684
Citigroup, Inc.	88,133	3,415,154

		5,307,838

BEVERAGES—4.3%
Coca Cola Co.	42,400	2,374,400
PepsiCo, Inc.	81,370	3,922,034

		6,296,434

BROADCAST MEDIA—3.5%
Cablevision Systems Corp.-Rainbow Media Group, Class A*	33,650	294,437
Clear Channel Communications, Inc.*	27,676	886,186
Cox Communications, Inc., Class A*	11,700	322,335
EchoStar Communications Corp., Class A*	43,300	803,648
Liberty Media Corp., Class A*	125,900	1,259,000
Univision Communications, Inc., Class A*	48,100	1,510,340

		5,075,946

BUILDING PRODUCTS—0.4%
Lowe's Companies, Inc.	13,700	621,980

BUSINESS SERVICES—1.8%
Automatic Data Processing, Inc.	14,600	635,830
First Data Corp.	55,600	2,068,320

		2,704,150

CHEMICALS—0.9%
Du Pont (E.I.) de Nemours & Co.	28,732	1,275,701

COMPUTER HARDWARE/SOFTWARE & SERVICES—3.8%
Cisco Systems, Inc.*	157,100	2,191,545
Dell Computer Corp.*	50,700	1,325,298
EMC Corp.*	86,600	653,830
International Business Machines Corp.	20,400	1,468,800

		5,639,473

COMPUTER SOFTWARE & SERVICES—6.1%
Intuit, Inc.*	31,900	1,586,068
Microsoft Corp.*	129,400	7,003,128
Oracle Corp.*	48,800	462,136

		9,051,332

COSMETICS—1.1%
Avon Products, Inc.	19,000	992,560
Gillette Co.	19,200	650,304

		1,642,864

DIVERSIFIED MANUFACTURING—3.8%
3M Co.	9,800	1,205,400
General Electric Co.	151,700	4,406,885

		5,612,285

DIVERSIFIED OPERATIONS—1.4%
Cendant Corp.*	126,400	2,007,232

DRUGS & HEALTH CARE—10.7%
Amgen, Inc.*	19,400	812,472
Bristol Myers Squibb Co.	57,060	1,466,442
Eli Lilly & Co.	31,000	1,748,400
Johnson & Johnson Co.	58,700	3,067,662
Merck & Co., Inc.	23,600	1,195,104
Pfizer, Inc.	149,550	5,234,250
Schering-Plough Corp.	18,300	450,180
Wyeth	35,800	1,832,960

		15,807,470

The accompanying notes are an integral part of the financial statements.

ELECTRONICS—0.7%
Texas Instruments, Inc.	40,800	966,960

ENVIRONMENTAL CONTROL—0.2%
Waste Management, Inc.	13,200	343,860

FINANCIAL SERVICES—12.8%
Ambac Financial Group, Inc.	43,000	2,889,600
Fannie Mae	48,400	3,569,500
Freddie Mac	54,800	3,353,760
MBNA Corp.	67,800	2,242,146
Merrill Lynch & Co., Inc.	14,400	583,200
Morgan Stanley	12,900	555,732
SLM Corp.	3,400	329,460
State Street Corp.	43,400	1,939,980
The Bank of New York Co., Inc.	13,100	442,125
The Charles Schwab Corp.	99,950	1,119,440
Washington Mutual, Inc.	8,600	319,146
Wells Fargo & Co.	31,700	1,586,902

		18,930,991

FOODS—1.1%
Wrigley (Wm.) Jr. Co.	30,380	1,681,533

HOTELS—1.9%
Marriott International, Inc., Class A	38,700	1,472,535
Starwood Hotels & Resorts Worldwide, Inc.	41,200	1,355,068

		2,827,603

HOUSEHOLD PRODUCTS—4.2%
Colgate-Palmolive Co.	47,000	2,352,350
Energizer Holdings, Inc.*	44,066	1,208,290
Kimberly-Clark Corp.	9,200	570,400
Procter & Gamble Co.	22,500	2,009,250

		6,140,290

INSURANCE—1.9%
American International Group, Inc.	41,496	2,831,272

LEISURE TIME—0.8%
Sabre Group Holdings, Inc., Class A*	33,800	1,210,040

METALS—0.5%
ALCOA, Inc.	21,000	696,150

MULTIMEDIA—4.5%
AOL Time Warner, Inc.*	152,850	2,248,423
Metro-Goldwyn-Mayer, Inc.*	34,000	397,800
Viacom, Inc., Class B*	91,296	4,050,804

		6,697,027

OIL—5.8%
ChevronTexaco Corp.	24,395	2,158,957
Exxon Mobil Corp.	131,518	5,381,717
Schlumberger Ltd.	22,800	1,060,200

		8,600,874

OIL & GAS DRILLING—0.5%
Anadarko Petroleum Corp.	8,000	394,400
Apache Corp.	6,000	344,880

		739,280

PAPER & FOREST PRODUCTS—1.2%
International Paper Co.	22,800	993,624
Weyerhaeuser Co.	12,600	804,510

		1,798,134

PUBLISHING—0.8%
Valassis Communications, Inc.*	31,250	1,140,625

PUBLISHING – NEWSPAPERS—1.2%
Gannett Co., Inc.	9,100	690,690
New York Times Co., Class A	20,800	1,071,200

		1,761,890

RECREATIONAL PRODUCTS/LEISURE—2.0%
Harrah's Entertainment, Inc.*	65,600	2,909,360

RESTAURANTS—0.8%
McDonald's Corp.	39,200	1,115,240

RETAIL—6.4%
Family Dollar Stores, Inc.	11,300	398,325
Home Depot, Inc.	45,850	1,684,070
Wal-Mart Stores, Inc.	100,000	5,501,000
Walgreen Co.	49,400	1,908,322

		9,491,717

SEMICONDUCTORS—2.0%
Intel Corp.	125,300	2,289,231

The accompanying notes are an integral part of the financial statements.

Intersil Corp., Class A*	12,400	265,112
Xilinx, Inc.*	15,800	354,394

		2,908,737

TELECOMMUNICATIONS—3.4%
Crown Castle International Corp.*	112,590	442,479
Qualcomm, Inc.*	56,200	1,544,938
SBC Communications, Inc.	49,300	1,503,650
Sprint Corp. (PCS Group)*	72,400	323,628
Verizon Communications, Inc.	30,668	1,231,320

		5,046,015

TOBACCO—1.4%
Philip Morris Cos., Inc.	45,800	2,000,544

TOTAL COMMON STOCK— (Cost $161,593,378)		144,434,995

DEPOSITORY RECEIPTS—1.8%
OIL—1.8%
Royal Dutch Petroleum Co. ADR	48,200	2,664,014

TOTAL DEPOSITORY RECEIPTS— (Cost $2,854,638)		2,664,014

Security Description	Principal Amount (000)	Value
SHORT TERM INVESTMENT—0.3%
REPURCHASE AGREEMENT—0.3%
State Street Corp. 1.850%, 07/01/2002 Maturity value of $368,057 dated 06/28/02 (Collateralized by $290,000 United States Treasury bond, 8.125%, 05/15/21 with a value of $376,872)	$368	368,000

TOTAL SHORT TERM INVESTMENT— (Cost $368,000)		368,000

TOTAL INVESTMENTS— (Cost $164,816,016)—100.0%		$147,467,009

*	Denotes non-income producing security.
ADR	American Depository Receipt
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—97.2%
AEROSPACE/DEFENSE—3.7%
General Dynamics Corp.	37,676	$4,006,843
United Technologies Corp.	37,637	2,555,552

		6,562,395

AGRICULTURE EQUIPMENT—0.9%
Deere & Co.	32,613	1,562,163

AIRLINES—0.8%
Southwest Airlines Co.	94,701	1,530,368

BANKS—10.6%
Bank of America Corp.	86,200	6,065,032
Charter One Financial, Inc.	28,725	987,565
Citigroup, Inc.	141,131	5,468,826
J.P. Morgan Chase & Co.	90,180	3,058,906
M&T Bank Corp.	13,508	1,158,446
PNC Financial Services Group	44,221	2,311,874

		19,050,649

BEVERAGES—ALCOHOLIC—1.6%
Anheuser-Busch Cos., Inc.	57,015	2,850,750

BROADCAST MEDIA—1.7%
Cox Communications, Inc., Class A*	34,225	942,899
Fox Entertainment Group, Inc., Class A*	94,588	2,057,289

		3,000,188

CHEMICALS—0.8%
Du Pont (E.I.) de Nemours & Co.	32,771	1,455,032

COMPUTER HARDWARE/SOFTWARE & SERVICES—2.6%
Accenture Ltd., Class A*	126,974	2,412,506
Dell Computer Corp.*	56,523	1,477,511
VERITAS Software Corp.*	36,550	723,325

		4,613,342

DIVERSIFIED MANUFACTURING—2.1%
3M Co.	9,733	1,197,159
American Standard Cos., Inc.*	24,400	1,832,440
Illinois Tool Works, Inc.	11,600	792,280

		3,821,879

DRUGS & HEALTH CARE—4.4%
Johnson & Johnson Co.	24,557	1,283,349
Merck & Co., Inc.	82,750	4,190,460
Pharmacia Corp.	24,706	925,239
Schering-Plough Corp.	58,443	1,437,698

		7,836,746

ELECTRIC UTILITIES—5.2%
Energy East Corp.	136,035	3,074,391
Entergy Corp.	24,255	1,029,382
Exelon Corp.	36,306	1,898,804
FirstEnergy Corp.	58,793	1,962,511
FPL Group, Inc.	22,672	1,360,093

		9,325,181

ELECTRONICS—0.4%
Texas Instruments, Inc.	30,547	723,964

ENVIRONMENTAL CONTROL—0.7%
Waste Management, Inc.	50,037	1,303,464

FINANCIAL SERVICES—14.6%
Alliance Capital Management Holding LP	69,350	2,375,237
Countrywide Credit Industries, Inc.	39,129	1,887,974
Fannie Mae	9,243	681,671
FleetBoston Financial Corp.	25,100	811,985
Freddie Mac	65,103	3,984,304
John Hancock Financial Services, Inc.	24,888	876,058
KeyCorp	124,250	3,392,025
Mellon Financial Corp.	16,990	533,996
Merrill Lynch & Co., Inc.	22,607	915,584
SLM Corp.	13,705	1,328,014
U.S. Bancorp	168,798	3,941,433
Wachovia Corp.	60,350	2,304,163
Wells Fargo & Co.	62,188	3,113,131

		26,145,575

FOODS—6.2%
ConAgra Foods, Inc.	200,000	5,530,000
H.J. Heinz Co.	101,068	4,153,895
Hershey Foods Corp.	22,880	1,430,000

		11,113,895

HOUSEHOLD PRODUCTS—3.7%
Kimberly-Clark Corp.	68,234	4,230,508
Procter & Gamble Co.	27,089	2,419,048

		6,649,556

INSURANCE—7.7%
Aon Corp.	73,525	2,167,517

The accompanying notes are an integral part of the financial statements.

PartnerRe Ltd.	53,400	2,613,930
RenaissanceRe Holdings Ltd.	65,639	2,402,387
The Principal Financial Group, Inc.*	83,830	2,598,730
XL Capital Ltd., Class A	46,758	3,960,403

		13,742,967

METALS—0.7%
ALCOA, Inc.	35,419	1,174,140

OIL—4.9%
Exxon Mobil Corp.	186,502	7,631,662
Phillips Petroleum Co.	18,700	1,098,131

		8,729,793

OIL & GAS DRILLING—3.9%
Baker Hughes, Inc.	36,719	1,222,375
Nabors Industries Ltd.*	19,325	682,172
Ocean Energy, Inc.	124,425	2,696,290
Pioneer Natural Resources Co.*	62,595	1,630,600
Weatherford International Ltd.*	18,365	793,368

		7,024,805

PAPER & FOREST PRODUCTS—2.7%
Bowater, Inc.	45,847	2,492,701
International Paper Co.	54,640	2,381,211

		4,873,912

PUBLISHING—NEWSPAPERS—1.5%
Dow Jones & Co., Inc.	35,827	1,735,818
Gannett Co., Inc.	11,675	886,133

		2,621,951

REAL ESTATE—5.4%
Archstone-Smith Trust	47,375	1,264,913
Boston Properties, Inc.	32,400	1,294,380
Equity Office Properties Trust	68,675	2,067,117
Equity Residential	74,700	2,147,625
Liberty Property Trust	29,300	1,025,500
Simon Property Group, Inc.	49,025	1,806,081

		9,605,616

RETAIL—1.2%
May Department Stores Co.	65,847	2,168,342

TELECOMMUNICATIONS—3.9%
AT&T Corp.	106,658	1,141,241
AT&T Wireless Services, Inc.*	243,250	1,423,013
Motorola, Inc.	170,250	2,455,005
SBC Communications, Inc.	65,235	1,989,667

		7,008,926

TOBACCO—2.2%
Philip Morris Cos., Inc.	91,028	3,976,103

TRANSPORTATION—0.8%
Canadian National Railway Co.	29,421	1,524,008

UTILITIES—2.3%
KeySpan Corp.	77,302	2,910,420
PPL Corp.	38,888	1,286,415

		4,196,835

TOTAL COMMON STOCK— (Cost $170,572,554)		174,192,545

DEPOSITORY RECEIPTS—1.3%
OIL—1.3%
Royal Dutch Petroleum Co. ADR	43,456	2,401,813

TOTAL DEPOSITORY RECEIPTS— (Cost $1,999,821)		2,401,813

	Principal Amount (000)
SHORT TERM INVESTMENT—1.5%
REPURCHASE AGREEMENT—1.5%
State Street Corp. 1.850%, 07/01/2002 Maturity value of $2,619,404 dated 06/28/02 (Collateralized by $2,440,000 United States Treasury bond, 8.750%, 11/15/08 with a value of $2,671,800)	$2,619	2,619,000

TOTAL SHORT TERM INVESTMENT— (Cost $2,619,000)		2,619,000

TOTAL INVESTMENTS— (Cost $175,191,375)—100.0%		$179,213,358

*	Denotes non-income producing security.
ADR	American Depository Receipt
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—97.6%
AEROSPACE/DEFENSE—1.6%
General Dynamics Corp.	12,400	$1,318,740
Lockheed Martin Corp.	26,500	1,841,750

		3,160,490

AGRICULTURE EQUIPMENT—0.3%
Deere & Co.	11,400	546,060

AIRLINES—0.2%
Delta Air Lines, Inc.	15,300	306,000

AUTOMOBILE—1.3%
General Motors Corp.	46,700	2,496,115

BANKS—8.2%
Associated Banc-Corp.	24,200	912,582
Bank of America Corp.	62,652	4,408,195
Citigroup, Inc.	162,566	6,299,432
Comerica, Inc.	4,600	282,440
J.P. Morgan Chase & Co.	36,100	1,224,512
M&T Bank Corp.	9,500	814,720
SunTrust Banks, Inc.	33,600	2,275,392

		16,217,273

BEVERAGES—1.6%
Coca Cola Co.	18,000	1,008,000
PepsiCo, Inc.	45,850	2,209,970

		3,217,970

BROADCAST MEDIA—1.3%
Clear Channel Communications, Inc.*	53,700	1,719,474
Fox Entertainment Group, Inc., Class A*	41,000	891,750

		2,611,224

BUILDING CONSTRUCTION—0.1%
Dycom Industries, Inc.*	14,500	169,505

BUILDING PRODUCTS—0.5%
W.W. Grainger, Inc.	18,400	921,840

BUSINESS SERVICES—0.3%
SEI Investments Co.	10,400	292,968
The Dun & Bradstreet Corp.*	6,900	228,045

		521,013

CHEMICALS—0.6%
Dow Chemical Co.	9,700	333,486
OM Group, Inc.	4,000	248,000
Sigma-Aldrich Corp.	5,300	265,795
The Lubrizol Corp.	12,600	422,100

		1,269,381

COMMERCIAL SERVICES—0.2%
Concord EFS, Inc.*	12,500	376,750

COMPUTER HARDWARE/SOFTWARE & SERVICES—6.3%
Apple Computer, Inc.*	17,700	313,644
Cisco Systems, Inc.*	71,400	996,030
Computer Sciences Corp.*	26,200	1,252,360
Dell Computer Corp.*	135,500	3,541,970
Hewlett-Packard Co.	25,110	383,681
International Business Machines Corp.	65,000	4,680,000
Lexmark International, Inc.*	16,200	881,280
NCR Corp.*	5,800	200,680
Sun Microsystems, Inc.*	35,700	178,857

		12,428,502

COMPUTER SOFTWARE & SERVICES—4.0%
Affiliated Computer Services, Inc., Class A*	4,500	213,660
Electronic Data Systems Corp.	4,200	156,030
Microsoft Corp.*	100,800	5,455,296
Network Associates, Inc.*	12,500	240,875
Siebel Systems, Inc.*	26,400	375,408
Storage Technology Corp.*	12,400	198,028
Symantec Corp.*	34,700	1,139,895

		7,779,192

COSMETICS—0.6%
Gillette Co.	33,200	1,124,484

DIVERSIFIED MANUFACTURING—2.9%
Emerson Electric Co.	16,000	856,160
General Electric Co.	152,900	4,441,745
ITT Industries, Inc.	3,500	247,100
Rockwell Automation, Inc.	11,300	225,774

		5,770,779

DIVERSIFIED OPERATIONS—2.0%
Cendant Corp.*	63,900	1,014,732

The accompanying notes are an integral part of the financial statements.

Johnson Controls, Inc.	26,300	2,146,343
SYSCO Corp.	25,900	704,998

		3,866,073

DRUGS & HEALTH CARE—14.6%
Abbott Laboratories	81,700	3,076,005
Aetna, Inc.	32,400	1,554,228
AmerisourceBergen Corp.	11,500	874,000
Amgen, Inc.*	72,700	3,044,676
Baxter International, Inc.	19,200	853,440
Cardinal Health, Inc.	41,175	2,528,557
Forest Laboratories, Inc.*	6,700	474,360
Genentech, Inc.*	12,300	412,050
Henry Schein, Inc.*	5,200	231,400
Immunex Corp.*	22,900	511,586
Johnson & Johnson Co.	104,200	5,445,492
McKesson Corp.	56,600	1,850,820
Merck & Co., Inc.	49,300	2,496,552
Mylan Laboratories, Inc.	10,100	316,635
Pfizer, Inc.	111,875	3,915,625
UnitedHealth Group, Inc.	13,800	1,263,390

		28,848,816

ELECTRIC UTILITIES—2.1%
American Electric Power Co., Inc.	16,700	668,334
Black Hills Corp.	4,300	148,823
Consolidated Edison, Inc.	6,500	271,375
Constellation Energy Group, Inc.	8,900	261,126
Entergy Corp.	39,300	1,667,892
Exelon Corp.	5,362	280,433
PG&E Corp.*	45,200	808,628

		4,106,611

ELECTRONICS—1.7%
Agilent Technologies, Inc.*	23,700	560,505
Avnet, Inc.*	70,200	1,543,698
NVIDIA Corp.*	14,600	250,828
Sanmina-SCI Corp.*	92,100	581,151
Solectron Corp.*	39,900	245,385
Texas Instruments, Inc.	8,200	194,340

		3,375,907

ENVIRONMENTAL CONTROL—0.5%
Waste Management, Inc.	39,300	1,023,765

FINANCIAL SERVICES—6.9%
American Express Co.	48,000	1,743,360
AmeriCredit Corp.*	5,800	162,690
Countrywide Credit Industries, Inc.	5,300	255,725
Fannie Mae	20,500	1,511,875
Franklin Resources, Inc.	18,900	805,896
Freddie Mac	8,200	501,840
Investors Financial Services Corp.	6,400	214,656
John Hancock Financial Services, Inc.	5,900	207,680
Merrill Lynch & Co., Inc.	56,400	2,284,200
Metris Cos., Inc.	18,700	155,397
Moody's Corp.	14,400	716,400
National City Corp.	8,400	279,300
Prudential Financial, Inc.*	58,900	1,964,904
SLM Corp.	5,800	562,020
The Bank of New York Co., Inc.	19,900	671,625
The Bear Stearns Companies, Inc.	6,400	391,680
Wachovia Corp.	21,000	801,780
Washington Mutual, Inc.	5,800	215,238
Wells Fargo & Co.	4,300	215,258

		13,661,524

FOODS—1.9%
Archer Daniels Midland Co.	42,539	544,074
Dole Food Co., Inc.	10,400	300,040
Hormel Foods Corp.	28,600	684,684
Kraft Foods, Inc., Class A	43,800	1,793,610
Tyson Foods, Inc.	29,500	457,545

		3,779,953

GAS & PIPELINE UTILITIES—0.4%
Airgas, Inc.*	12,100	209,330
Aquila, Inc.	18,300	146,400
Dynegy, Inc., Class A	32,200	231,840
ONEOK, Inc.	7,400	162,430

		750,000

HOME FURNISHINGS—0.1%
Mohawk Industries, Inc.*	3,500	215,355

The accompanying notes are an integral part of the financial statements.

HOUSEHOLD PRODUCTS—3.5%
Colgate-Palmolive Co.	44,800	2,242,240
Procter & Gamble Co.	28,800	2,571,840
The Clorox Co.	12,000	496,200
The Sherwin-Williams Co.	7,800	233,454
Unilever N.V.	20,300	1,315,440

		6,859,174

INSURANCE—3.3%
American International Group, Inc.	33,172	2,263,325
Hartford Financial Services Group, Inc.	5,300	315,191
Loews Corp.	40,600	2,151,394
MetLife, Inc.	17,400	501,120
Old Republic International Corp.	7,800	245,700
The Progressive Corp.	18,700	1,081,795

		6,558,525

MACHINERY—0.3%
Harley-Davidson, Inc.	10,200	522,954

METALS—1.0%
Alcan, Inc.	51,900	1,947,288

MINING—0.2%
Barrick Gold Corp.	20,700	393,093

MULTIMEDIA—3.6%
AOL Time Warner, Inc.*	195,750	2,879,483
Entravision Communications Corp., Class A*	16,400	200,900
Media General, Inc., Class A	6,600	396,000
Viacom, Inc., Class B*	82,912	3,678,805

		7,155,188

OIL—4.8%
Conoco, Inc.	14,496	402,989
Exxon Mobil Corp.	201,254	8,235,313
Phillips Petroleum Co.	8,700	512,256
Valero Energy Corp.	5,500	205,810

		9,356,368

OIL & GAS DRILLING—0.4%
Transocean, Inc.	23,900	744,485

PACKAGING & CONTAINERS—0.3%
Ball Corp.	14,200	589,016

PAPER & FOREST PRODUCTS—0.4%
Georgia-Pacific Corp.	31,900	784,102

REAL ESTATE—0.3%
Equity Office Properties Trust	7,900	237,790
New Plan Excel Realty Trust	20,500	427,015

		664,805

RESTAURANTS—0.5%
Yum! Brands, Inc.*	36,600	1,070,550

RETAIL—8.1%
AutoNation, Inc.*	69,600	1,009,200
Best Buy Co., Inc.*	17,100	620,730
Federated Department Stores, Inc.*	13,000	516,100
Home Depot, Inc.	42,900	1,575,717
J. C. Penney Co., Inc. (Holding Co.)	26,000	572,520
Payless ShoeSource, Inc.*	3,700	213,305
Sears Roebuck & Co.	8,400	456,120
Staples, Inc.*	21,700	427,490
Supervalu, Inc.	28,300	694,199
Target Corp.	17,700	674,370
The TJX Cos., Inc.	93,400	1,831,574
Wal-Mart Stores, Inc.	127,800	7,030,278
Walgreen Co.	8,800	339,944

		15,961,547

SEMICONDUCTORS—1.9%
Intel Corp.	204,600	3,738,042

STEEL—0.2%
United States Steel Corp.	21,200	421,668

TECHNOLOGY—0.6%
Tech Data Corp.*	32,400	1,226,340

TELECOMMUNICATIONS—5.0%
ALLTEL Corp.	6,000	282,000
AT&T Corp.	84,150	900,405
AT&T Wireless Services, Inc.*	62,909	368,018
BCE, Inc.	15,100	263,042
BellSouth Corp.	15,900	500,850
Comcast Corp., Class A*	20,900	498,256

The accompanying notes are an integral part of the financial statements.

Motorola, Inc.	119,300	1,720,306
SBC Communications, Inc.	19,853	605,516
Sprint Corp.	106,800	1,133,148
Telephone & Data Systems, Inc.	13,000	787,150
United States Cellular Corp.*	11,500	292,675
Verizon Communications, Inc.	61,366	2,463,845

		9,815,211

TOBACCO—1.1%
Philip Morris Cos., Inc.	11,100	484,848
R.J. Reynolds Tobacco Holdings, Inc.	30,500	1,639,375

		2,124,223

TRANSPORTATION—1.9%
FedEx Corp.	11,800	630,120
Union Pacific Corp.	17,500	1,107,400
United Parcel Service, Inc., Class B	32,800	2,025,400

		3,762,920

TOTAL COMMON STOCK— (Cost $213,082,365)		192,240,081

DEPOSITORY RECEIPTS—2.4%
OIL—2.4%
Royal Dutch Petroleum Co. ADR	85,500	4,725,585

TOTAL DEPOSITORY RECEIPTS— (Cost $5,081,161)		4,725,585

TOTAL INVESTMENTS— (Cost $218,163,526)—100.0%		$196,965,666

*	Denotes non-income producing security.
ADR	American Depository Receipt
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2002 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—96.7%
AEROSPACE/DEFENSE—1.5%
Ducommun, Inc.*	40,024	$1,050,230
Herley Industries, Inc.*	19,091	404,920
Verdian Corp.*	6,183	140,354

		1,595,504

AGRICULTURE EQUIPMENT—1.3%
AGCO Corp.	25,845	503,977
Agrium, Inc.	66,869	628,569
CNH Global N.V.	51,790	208,714

		1,341,260

AIR FREIGHT, TRUCK & OTHER—1.2%
AirTran Holdings, Inc.*	102,012	545,764
Landstar Systems, Inc.*	6,993	747,202

		1,292,966

AUTOMOBILE—2.1%
American Axle & Manufacturing Holdings, Inc.*	6,492	193,072
Lithia Motors, Inc., Class A*	30,275	815,003
Superior Industries International, Inc.	8,029	371,341
Tower Automotive, Inc.*	11,359	158,458
Wabash National Corp.*	66,053	660,530

		2,198,404

BANKS—9.6%
Bank of Granite Corp.	4,488	88,369
Bank of Hawaii Corp.	21,802	610,456
BankUnited Financial Corp., Class A*	42,692	817,552
BOK Financial Corp.*	7,716	258,177
Brookline Bancorp, Inc.	19,837	501,876
Community Bank System, Inc.	9,546	307,858
Corus Bankshares, Inc.	13,643	626,473
East West Bancorp, Inc.	7,963	274,883
Fulton Financial Corp.	13,436	254,343
GBC Bancorp	11,280	326,556
Greater Bay Bancorp	31,964	983,213
Hancock Holding Co.	6,434	433,523
IBERIABANK Corp.	9,479	384,279
IndyMac Bancorp, Inc.*	35,213	798,631
Net.Bank, Inc.*	18,448	214,919
Seacoast Financial Services Corp.	23,071	578,390
Silicon Valley Bancshares*	19,777	521,322
The Colonial BancGroup, Inc.	34,556	518,340
UCBH Holdings, Inc.	9,557	363,261
Washington Federal, Inc.	24,537	619,805
Westamerica Bancorp	6,034	238,705
Wintrust Financial Corp.	12,440	430,051

		10,150,982

BUILDING CONSTRUCTION—3.1%
Beazer Homes USA, Inc.*	8,101	648,080
Clayton Homes, Inc.	37,507	592,611
Hughes Supply, Inc.	21,173	950,668
Standard Pacific Corp.	29,967	1,051,242

		3,242,601

BUSINESS SERVICES—0.1%
Century Business Services, Inc.*	34,605	112,778

CHEMICALS—2.3%
Albemarle Corp.	29,119	895,409
Cytec Industries, Inc.*	28,412	893,273
The Lubrizol Corp.	18,723	627,221

		2,415,903

COMMERCIAL SERVICES—1.2%
ADVO, Inc.*	24,322	925,939
SureBeam Corp., Class A*	19,253	105,121
The Management Network Group, Inc.*	113,657	263,684

		1,294,744

COMPUTER HARDWARE—2.1%
Belden, Inc.	38,161	795,275
Hutchinson Technology, Inc.*	53,425	835,567
Maxtor Corp.*	81,833	369,885
Optimal Robotics Corp., Class A*	23,727	172,970

		2,173,697

COMPUTER SOFTWARE & SERVICES—3.2%
Actel Corp.*	16,467	346,136

The accompanying notes are an integral part of the financial statements.

Fargo Electronics*	17,853	133,898
Informatica Corp.*	57,270	406,044
Molecular Devices Corp.*	22,874	407,157
NetIQ Corp.*	20,539	464,798
NetScreen Technologies, Inc.*	39,237	360,196
Openwave Systems, Inc.*	43,842	245,954
OPNET Technologies, Inc.*	43,293	387,905
Retek, Inc.*	25,620	622,566

		3,374,654

CORRECTIONAL FACILITIES—0.8%
Cornell Companies, Inc.*	44,349	525,536
Wackenhut Corrections Corp.*	25,082	366,197

		891,733

COSMETICS—0.3%
Elizabeth Arden, Inc.*	17,190	300,825

DIVERSIFIED MANUFACTURING—5.8%
A.O. Smith Corp.	18,193	567,804
Aaron Rents, Inc.	17,375	416,131
CIRCOR International, Inc.	13,930	238,900
Concord Camera Corp.*	69,846	356,284
Harsco Corp.	26,375	989,062
IDEX Corp.	14,863	497,911
Lydall, Inc.*	79,662	1,214,845
Packaging Corp. of America*	50,794	1,010,293
Pittston Brink's Group	12,466	299,184
Terex Corp.*	20,925	470,603

		6,061,017

DRUGS & HEALTH CARE—1.1%
Kos Pharmaceuticals, Inc.*	8,145	165,751
NBTY, Inc.*	18,228	282,169
NDCHealth Corp.	13,215	368,699
Perrigo Co.*	24,701	321,113

		1,137,732

ELECTRIC UTILITIES—2.8%
CH Energy Group, Inc.	8,544	420,792
El Paso Electric Co.*	77,882	1,078,666
Energy East Corp.	20,194	456,384
PNM Resources, Inc.	28,580	691,636
Unisource Energy Corp.	18,793	349,550

		2,997,028

ELECTRICAL EQUIPMENT—1.4%
AMETEK, Inc.	8,337	310,553
Baldor Electric Co.	29,253	737,176
Franklin Electric Co., Inc.	5,932	279,219
Varian, Inc.*	5,998	197,634

		1,524,582

ENVIRONMENTAL CONTROL—1.0%
Casella Waste Systems, Inc., Class A*	56,194	674,890
Waste Connections, Inc.*	12,756	398,497

		1,073,387

FINANCIAL SERVICES—6.0%
Affiliated Managers Group, Inc.*	11,460	704,790
American Capital Strategies Ltd.	22,566	619,888
Community First Bankshares, Inc.	20,015	522,191
Doral Financial Corp.	13,750	459,113
DVI, Inc.*	12,885	248,681
Federal Agricultural Mortgage Corp. (Farmer Mac), Class C*	35,483	947,396
Financial Federal Corp.*	15,570	515,367
Irwin Financial Corp.	26,183	526,278
LaBranche & Co., Inc.*	25,901	593,133
Sky Financial Group, Inc.	29,642	626,928
Susquehanna Bancshares, Inc.	22,394	508,568

		6,272,333

FOOD & BEVERAGE COMPANY—1.5%
American Italian Pasta Co., Class A*	7,387	376,663
Corn Products International, Inc.	16,346	508,687
Interstate Bakeries Corp.	13,760	397,389
The Topps Co., Inc.*	33,159	333,580

		1,616,319

The accompanying notes are an integral part of the financial statements.

GAMING COMPANIES—1.8%
Argosy Gaming Co.*	17,760	504,384
GTECH Holdings Corp.*	15,977	408,053
Isle of Capri Casinos, Inc.*	10,442	211,450
Station Casinos, Inc.*	42,358	756,090

		1,879,977

GAS & PIPELINE UTILITIES—0.4%
Piedmont Natural Gas Co., Inc.	11,783	435,735

HEALTH CARE—2.8%
Covance, Inc.*	29,056	544,800
Hanger Orthopedic Group, Inc.*	13,784	209,379
Humana, Inc.*	33,632	525,668
Ocular Sciences, Inc.*	7,578	200,817
Pediatrix Medical Group, Inc.*	8,432	210,800
Radiologix, Inc.*	13,661	208,330
Sybron Dental Specialties, Inc.*	11,346	209,901
United Surgical Partners International, Inc.*	25,998	793,199

		2,902,894

HOUSEHOLD PRODUCTS—2.8%
Oneida Ltd.	48,788	934,290
Salton, Inc.*	27,190	390,177
The Dial Corp.	61,095	1,223,122
Tupperware Corp.	21,476	446,486

		2,994,075

INSURANCE—4.2%
CNA Surety Corp.	17,340	252,297
HCC Insurance Holdings, Inc.	20,872	549,977
Horace Mann Educators Corp.	34,565	645,329
IPC Holdings Ltd.	25,585	781,366
Scottish Annuity & Life Holdings Ltd.	15,842	302,266
The Commerce Group, Inc.	16,517	653,247
Zenith National Insurance Corp.	37,479	1,193,706

		4,378,188

METALS—0.7%
Mueller Industries, Inc.*	22,790	723,583

MULTIMEDIA—0.4%
Media General, Inc., Class A	6,803	408,180

OIL & GAS DRILLING—0.8%
Hydril Co.*	11,845	317,446
Tom Brown, Inc.*	19,379	549,395

		866,841

OIL & GAS SERVICES—3.4%
Atmos Energy Corp.	26,848	629,317
Cal Dive International, Inc.*	17,636	387,992
Evergreen Resources, Inc.*	6,330	269,025
Northwest Natural Gas Co.	44,258	1,272,418
Peoples Energy Corp.	12,755	465,047
TETRA Technologies, Inc.*	19,437	516,052

		3,539,851

PAPER & FOREST PRODUCTS—1.5%
Caraustar Industries, Inc.*	126,206	1,575,051

REAL ESTATE—10.5%
Brandywine Realty Trust	26,469	685,547
Chelsea Property Group, Inc.	14,068	470,574
Colonial Properties Trust	26,920	1,048,534
Commercial Net Lease Realty	41,153	658,448
Correctional Properties Trust	43,348	953,656
Cousins Properties, Inc.	25,780	638,313
Developers Diversified Realty Corp.	27,147	610,807
Entertainment Properties Trust	32,946	812,119
Healthcare Realty Trust, Inc.	22,607	723,424
Home Properties of New York, Inc.	18,372	697,034
JDN Realty Corp.	29,892	373,650
Parkway Properties, Inc.	11,332	412,258
Post Properties, Inc.	8,904	268,545
Prentiss Properties Trust	31,290	993,457
Summit Properties, Inc.	34,139	797,146
The Macerich Co.	21,231	658,161
Urstadt Biddle Properties, Class A	23,923	260,761

		11,062,434

RESTAURANTS—1.9%
Buca, Inc.*	27,300	520,065

The accompanying notes are an integral part of the financial statements.

CBRL Group, Inc.	18,150	553,938
IHOP Corp.*	13,637	401,610
Ruby Tuesday, Inc.	26,596	515,962

		1,991,575

RETAIL—7.2%
AnnTaylor Stores Corp.*	10,851	275,507
Brookstone, Inc.*	80,245	1,409,102
Charming Shoppes*	245,624	2,122,191
InterTAN, Inc.*	10,628	118,502
Pier 1 Imports, Inc.	34,913	733,173
ShopKo Stores, Inc.*	102,900	2,078,580
The Sports Authority, Inc.*	21,419	243,320
Tuesday Morning Corp.*	17,531	325,375
Zale Corp.*	8,482	307,473

		7,613,223

SEMICONDUCTORS—1.3%
Entegris, Inc.*	87,342	1,275,193
Photronics, Inc.*	6,616	125,307

		1,400,500

STEEL—4.2%
Commercial Metals Co.	35,068	1,646,092
GrafTech International Ltd.*	104,961	1,291,020
Maverick Tube Corp.*	60,280	904,200
Schnitzer Steel Industries, Inc., Class A	24,727	551,907

		4,393,219

TELECOMMUNICATIONS—0.6%
CT Communications, Inc.	29,356	475,567
Plantronics, Inc.*	10,113	192,248

		667,815

TEXTILES—2.0%
Kellwood Co.	18,194	591,305
Tropical Sportswear International Corp.*	67,758	1,503,550

		2,094,855

TRANSPORTATION—1.8%
Arkansas Best Corp.*	21,750	554,190
Heartland Express, Inc.*	43,487	1,040,644
Teekay Shipping Corp.	7,173	264,755

		1,859,589

TOTAL COMMON STOCK— (Cost $86,488,920)		101,856,034

	Principal Amount (000)
SHORT TERM INVESTMENT—3.3%
REPURCHASE AGREEMENT—3.3%
State Street Corp. 1.850%, 07/01/2002 Maturity value of $3,437,530 dated 06/28/02 (Collateralized by $2,700,000 United States Treasury bond, 8.125%, 05/15/21 with a value of $3,508,807)	$3,437	3,437,000

TOTAL SHORT TERM INVESTMENT— (Cost $3,437,000)		3,437,000

TOTAL INVESTMENTS— (Cost $89,925,920)—100.0%		$105,293,034

*	Denotes non-income producing security.
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

(This page has been left blank intentionally.)

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

Global Income Fund
ASSETS
Investments—securities, at value	$55,832,832
Cash	532
Foreign currency, at value	75,969
Cash restricted for initial margin on Futures contracts	0
Dividends receivable	0
Interest receivable	909,137
Receivable for securities sold	865,026
Unrealized appreciation on forward currency contracts	2,390,404
Receivable for fund shares sold	15,684
Foreign income tax reclaim receivable	0
Receivable for variation margin	301,317 (a)
Receivable due from Protective Investment Advisors	14,397

TOTAL ASSETS	60,405,298

LIABILITIES
Due to custodian	0
Unrealized depreciation on forward currency contracts	2,794,312
Payable for securities purchased	179,657
Payable for variation margin	0
Investment management fee payable	51,801
Accounts payable and accrued expenses	31,674
Payable for fund shares redeemed	0

TOTAL LIABILITIES	3,057,444

NET ASSETS	$57,347,854

NET ASSETS
Paid-in capital	$55,886,113
Undistributed net investment income (loss)	4,167,412
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(4,523,725)
Net unrealized appreciation (depreciation) of:
Investments	2,322,134
Futures	(149,804)
Foreign currency translations	(354,276)

NET ASSETS	$57,347,854

NET ASSET VALUE PER SHARE
Offering and redemption price per share (net assets divided by shares of capital stock outstanding, par value $.001 per share)	$10.34
Total shares outstanding at end of period	5,544,184
Cost of investments	$53,510,698
Cost of foreign currency	$73,111

(a)	Includes approximately $234,671 relating to initial margin requirements for Futures transactions.

The accompanying notes are an integral part of the financial statements.

	International Equity Fund	Capital Growth Fund	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
ASSETS
Investments—securities, at value	$96,745,612	$147,467,009	$179,213,358	$196,965,666	$105,293,034
Cash	1,047,603	110,324	241	0	117,585
Foreign currency, at value	330,315	0	0	0	0
Cash restricted for initial margin on Futures contracts	0	0	0	200,000	0
Dividends receivable	145,410	105,626	338,353	147,247	112,528
Interest receivable	0	57	404	0	530
Receivable for securities sold	966,361	1,072,805	1,030,820	0	442,883
Unrealized appreciation on forward currency contracts	1,092,709	0	0	0	0
Receivable for fund shares sold	50	0	47,199	46,438	38,787
Foreign income tax reclaim receivable	202,932	0	0	0	1,248
Receivable for variation margin	0	0	0	2,990	0
Receivable due from Protective Investment Advisors	32,485	9,267	9,991	13,086	8,468

TOTAL ASSETS	100,563,477	148,765,088	180,640,366	197,375,427	106,015,063

LIABILITIES
Due to custodian	0	0	0	269,112	0
Unrealized depreciation on forward currency contracts	818,338	0	0	0	0
Payable for securities purchased	22,330	303,958	1,880,827	0	1,426,855
Payable for variation margin	0	0	0	0	0
Investment management fee payable	89,693	102,034	119,554	135,492	67,879
Accounts payable and accrued expenses	68,009	45,575	49,086	60,218	28,183
Payable for fund shares redeemed	77,040	148,886	72,763	275,927	808

TOTAL LIABILITIES	1,075,410	600,453	2,122,230	740,749	1,523,725

NET ASSETS	$99,488,067	$148,164,635	$178,518,136	$196,634,678	$104,491,338

NET ASSETS
Paid-in capital	$143,845,837	$183,811,973	$210,584,493	$240,931,085	$73,793,965
Undistributed net investment income (loss)	1,530,679	846,684	2,925,734	1,827,051	1,632,757
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(39,025,742)	(19,145,015)	(39,014,106)	(24,925,627)	13,697,502
Net unrealized appreciation (depreciation) of:
Investments	(7,157,069)	(17,349,007)	4,021,983	(21,197,860)	15,367,114
Futures	0	0	0	0	0
Foreign currency translations	294,362	0	32	29	0

NET ASSETS	$99,488,067	$148,164,635	$178,518,136	$196,634,678	$104,491,338

NET ASSET VALUE PER SHARE
Offering and redemption price per share (net assets divided by shares of capital stock outstanding, par value $.001 per share)	$8.65	$14.42	$11.55	$14.07	$15.03
Total shares outstanding at end of period	11,499,098	10,272,625	15,458,747	13,980,016	6,952,069
Cost of investments	$103,902,681	$164,816,016	$175,191,375	$218,163,526	$89,925,920
Cost of foreign currency	$330,310	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2002 (Unaudited)

Global Income Fund
INVESTMENT INCOME
Dividend income	$0
Interest income	1,371,236
Foreign taxes withheld	(9,115)

TOTAL INVESTMENT INCOME	1,362,121
EXPENSES
Investment management fee	314,573
Custodian fees and expenses	64,746
Transfer agent fee	1,000
Audit fee	6,484
Directors fee	1,695
Legal expense	1,007
Printing expense	1,990
Miscellaneous expense	13

Total operating expenses before reimbursement	391,508
Expense reimbursement borne by Protective Investment Advisors	(76,935)
Fees paid indirectly	0

NET EXPENSES	314,573

NET INVESTMENT INCOME	1,047,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	(94,340)
Futures	(276,043)
Foreign currency transactions	(1,902,100)

Total net realized gain (loss)	(2,272,483)
Change in unrealized appreciation (depreciation) of:
Investments	3,048,720
Futures	(174,358)
Foreign currency translations	(780,588)

Total change in unrealized appreciation (depreciation)	2,093,774

NET REALIZED AND UNREALIZED GAIN (LOSS)	(178,709)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$868,839

The accompanying notes are an integral part of the financial statements.

	International Equity Fund	Capital Growth Fund	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividend income	$1,294,860	$950,106	$2,311,172	$1,458,355	$837,045
Interest income	5,486	15,696	41,192	335	31,028
Foreign taxes withheld	(142,313)	(6,904)	(7,089)	(17,709)	(1,120)

TOTAL INVESTMENT INCOME	1,158,033	958,898	2,345,275	1,440,981	866,953
EXPENSES
Investment management fee	587,109	694,131	766,148	918,306	406,962
Custodian fees and expenses	172,820	33,402	36,997	49,674	35,930
Transfer agent fee	1,000	1,000	1,000	1,001	1,001
Audit fee	9,989	14,478	15,448	18,432	8,538
Directors fee	3,298	5,494	5,800	7,215	2,832
Legal expense	1,989	3,425	3,407	4,414	1,745
Printing expense	4,304	6,418	6,700	8,867	3,092
Miscellaneous expense	13	13	13	6	13

Total operating expenses before reimbursement	780,522	758,361	835,513	1,007,915	460,113
Expense reimbursement borne by Protective Investment Advisors	(193,413)	(61,200)	0	(83,000)	(19,103)
Fees paid indirectly	0	(3,030)	(69,365)	(6,609)	(34,048)

NET EXPENSES	587,109	694,131	766,148	918,306	406,962

NET INVESTMENT INCOME	570,924	264,767	1,579,127	522,675	459,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	(5,505,918)	(7,016,865)	(8,658,018)	(6,011,236)	6,919,996
Futures	0	0	0	(152,141)	0
Foreign currency transactions	447,741	0	(27)	(46)	0

Total net realized gain (loss)	(5,058,177)	(7,016,865)	(8,658,045)	(6,163,423)	6,919,996
Change in unrealized appreciation (depreciation) of:
Investments	(394,561)	(23,943,437)	(423,156)	(28,367,029)	1,453,233
Futures	0	0	0	(15,980)	0
Foreign currency translations	106,439	0	32	70	0

Total change in unrealized appreciation (depreciation)	(288,122)	(23,943,437)	(423,124)	(28,382,939)	1,453,233

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,346,299)	(30,960,302)	(9,081,169)	(34,546,362)	8,373,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,775,375)	$(30,695,535)	$(7,502,042)	$(34,023,687)	$8,833,220

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

	Global Income Fund		International Equity Fund
	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,047,548	$2,204,848	$570,924	$763,638
Net realized gain (loss) on investments, futures and foreign currency related transactions	(2,272,483)	133,263	(5,058,177)	(32,102,272)
Net change in unrealized appreciation (depreciation)	2,093,774	524,868	(288,122)	(8,324,809)

Net increase (decrease) in net assets resulting from operations	868,839	2,862,979	(4,775,375)	(39,663,443)

Distributions to shareholders:
From net investment income	0	(5,050,328)	0	(945,719)
From net realized gain on investments	0	0	0	(19,313,106)

Net decrease in net assets resulting from distributions	0	(5,050,328)	0	(20,258,825)

Captial stock transactions:
Net proceeds from sales	3,231,875	2,107,966	7,978,573	2,103,082
Net proceeds from reinvestment of distributions	0	5,050,328	0	20,258,825
Cost of shares redeemed	(5,014,944)	(8,712,591)	(19,565,368)	(32,903,098)

Net increase (decrease) in net assets from capital stock transactions	(1,783,069)	(1,554,297)	(11,586,795)	(10,541,191)

Total increase (decrease) in net assets	(914,230)	(3,741,646)	(16,362,170)	(70,463,459)
Net assets at beginning of period	58,262,084	62,003,730	115,850,237	186,313,696

Net assets at end of period*	$57,347,854	$58,262,084	$99,488,067	$115,850,237

Shares issued and repurchased:
Shares sold	316,079	200,132	914,138	184,599
Shares issued to shareholders from reinvestment of distributions	0	501,649	0	2,044,582
Shares repurchased	(490,729)	(823,467)	(2,219,564)	(3,075,756)

Net increase (decrease)	(174,650)	(121,686)	(1,305,426)	(846,575)

*Includes undistributed (overdistributed) net investment income	$4,167,412	$3,119,864	$1,530,679	$959,755

The accompanying notes are an integral part of the financial statements.

	Capital Growth Fund		Growth and Income Fund		CORE U.S. Equity Fund
	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$264,767	$581,923	$1,579,127	$1,355,646	$522,675	$1,304,415
Net realized gain (loss) on investments, futures and foreign currency related transactions	(7,016,865)	(12,007,575)	(8,658,045)	(22,368,341)	(6,163,423)	(18,611,020)
Net change in unrealized appreciation (depreciation)	(23,943,437)	(25,216,359)	(423,124)	(3,582,819)	(28,382,939)	(17,505,382)

Net increase (decrease) in net assets resulting from operations	(30,695,535)	(36,642,011)	(7,502,042)	(24,595,514)	(34,023,687)	(34,811,987)

Distributions to shareholders:
From net investment income	0	(660,641)	0	(1,258,721)	0	(2,449,853)
From net realized gain on investments	0	(23,194,543)	0	0	0	(36,967,973)

Net decrease in net assets resulting from distributions	0	(23,855,184)	0	(1,258,721)	0	(39,417,826)

Captial stock transactions:
Net proceeds from sales	998,044	2,876,138	789,277	1,610,480	1,060,702	2,710,257
Net proceeds from reinvestment of distributions	0	23,855,184	0	1,258,721	0	39,417,826
Cost of shares redeemed	(12,594,399)	(33,631,939)	(15,294,137)	(42,906,017)	(20,290,265)	(41,269,995)

Net increase (decrease) in net assets from capital stock transactions	(11,596,355)	(6,900,617)	(14,504,860)	(40,036,816)	(19,229,563)	858,088

Total increase (decrease) in net assets	(42,291,890)	(67,397,812)	(22,006,902)	(65,891,051)	(53,253,250)	(73,371,725)
Net assets at beginning of period	190,456,525	257,854,337	200,525,038	266,416,089	249,887,928	323,259,653

Net assets at end of period*	$148,164,635	$190,456,525	$178,518,136	$200,525,038	$196,634,678	$249,887,928

Shares issued and repurchased:
Shares sold	60,266	143,198	65,586	131,779	67,625	146,936
Shares issued to shareholders from reinvestment of distributions	0	1,290,691	0	101,442	0	2,292,648
Shares repurchased	(786,317)	(1,796,020)	(1,279,782)	(3,503,831)	(1,317,136)	(2,294,847)

Net increase (decrease)	(726,051)	(362,131)	(1,214,196)	(3,270,610)	(1,249,511)	144,737

*Includes undistributed (overdistributed) net investment income	$846,684	$581,917	$2,925,734	$1,346,607	$1,827,051	$1,304,376

The accompanying notes are an integral part of the financial statements.

	Small Cap Value Fund
	Six Months Ended 6/30/02 (Unaudited)	Year Ended 12/31/01
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$459,991	$1,165,100
Net realized gain (loss) on investments, futures and foreign currency related transactions	6,919,996	11,330,246
Net change in unrealized appreciation (depreciation)	1,453,233	5,604,585

Net increase (decrease) in net assets resulting from operations	8,833,220	18,099,931

Distributions to shareholders:
From net investment income	0	(876,327)
From net realized gain on investments	0	0

Net decrease in net assets resulting from distributions	0	(876,327)

Captial stock transactions:
Net proceeds from sales	3,410,335	2,084,105
Net proceeds from reinvestment of distributions	0	876,327
Cost of shares redeemed	(5,050,091)	(12,701,761)

Net increase (decrease) in net assets from capital stock transactions	(1,639,756)	(9,741,329)

Total increase (decrease) in net assets	7,193,464	7,482,275
Net assets at beginning of period	97,297,874	89,815,599

Net assets at end of period*	$104,491,338	$97,297,874

Shares issued and repurchased:
Shares sold	229,314	164,705
Shares issued to shareholders from reinvestment of distributions	0	65,132
Shares repurchased	(346,182)	(1,027,824)

Net increase (decrease)	(116,868)	(797,987)

*Includes undistributed (overdistributed) net investment income	$1,632,757	$1,172,766

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

			Year Ended
	Six Months Ended 06/30/02 (Unaudited)
Global Income Fund			12/31/01		12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$10.19		$10.62		$10.48	$10.65	$10.13	$10.18

Income (loss) from investment operations:
Net investment income	0.19	*	0.39	*(b)	0.46 *	0.50	0.43	0.55
Net realized and unrealized gain (loss)	(0.04)		0.11		0.45	(0.62)	0.63	0.46

Total from investment operations	0.15		0.50		0.91	(0.12)	1.06	1.01

Less Distributions:
From net investment income	0.00		(0.93)		(0.77)	0.00	(0.26)	(0.92)
From net realized gain	0.00		0.00		0.00	(0.05)	(0.28)	(0.14)

Total distributions	0.00		(0.93)		(0.77)	(0.05)	(0.54)	(1.06)

Net asset value, end of period	$10.34		$10.19		$10.62	$10.48	$10.65	$10.13

Total Return (a)	1.47%		4.79%		9.00%	(1.20)%	10.40%	9.94%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$57,348		$58,262		$62,004	$63,817	$62,763	$48,833
Ratios to average net assets:
Expenses net of all reductions	1.10	%(c)	1.10%		1.10%	1.10%	1.10%	1.10%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	1.10	%(c)	1.10%		1.10%	1.10%	1.10%	1.10%
Gross expenses	1.37	%(c)	1.35%		1.30%	1.29%	1.28%	1.32%
Net investment income	3.66	%(c)	3.64	%(b)	4.38%	4.24%	4.71%	5.27%
Portfolio Turnover Rate	44%		222%		178%	189%	194%	369%
			Year Ended
	Six Months Ended 06/30/02 (Unaudited)
International Equity Fund			12/31/01	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$9.05		$13.65	$18.68	$14.31	$12.45	$12.87

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.06	0.08	0.18	(0.02)	0.04
Net realized and unrealized gain (loss)	(0.46)		(2.99)	(2.48)	4.48	2.59	0.52

Total from investment operations	(0.40)		(2.93)	(2.40)	4.66	2.57	0.56

Less Distributions:
From net investment income	0.00		(0.08)	(0.24)	(0.05)	(0.01)	(0.24)
From net realized gain	0.00		(1.59)	(2.39)	(0.24)	(0.70)	(0.74)

Total distributions	0.00		(1.67)	(2.63)	(0.29)	(0.71)	(0.98)

Net asset value, end of period	$8.65		$9.05	$13.65	$18.68	$14.31	$12.45

Total Return (a)	(4.42)%		(22.56)%	(14.06)%	33.11%	20.65%	4.42%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$99,488		$115,850	$186,314	$224,935	$174,985	$131,887
Ratios to average net assets:
Expenses net of all reductions	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	1.46	%(c)	1.37%	1.35%	1.33%	1.39%	1.37%
Net investment income	1.07	%(c)	0.54%	0.37%	0.47%	0.37%	0.34%
Portfolio Turnover Rate	58%		63%	82%	91%	79%	34%

*	Calculated based on average shares outstanding during the period.
(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	The fund was required to start amortizing premiums on debt securities. The effect of this change on net investment income per share was a decrease of $0.04 per share. The effect to the ratio of net income to average net assets was a decrease of 0.38%.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

			Year Ended
Capital Growth Fund	Six Months Ended 06/30/02 (Unaudited)		12/31/01	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$17.32		$22.70	$26.29	$20.87	$15.82	$12.65

Income (loss) from investment operations:
Net investment income	0.03		0.06	0.06	0.03	0.08	0.10
Net realized and unrealized gain (loss)	(2.93)		(3.19)	(1.82)	5.69	5.42	4.24

Total from investment operations	(2.90)		(3.13)	(1.76)	5.72	5.50	4.34

Less Distributions:
From net investment income	0.00		(0.06)	(0.02)	0.00	(0.08)	(0.10)
From net realized gain	0.00		(2.19)	(1.81)	(0.30)	(0.37)	(1.07)

Total distributions	0.00		(2.25)	(1.83)	(0.30)	(0.45)	(1.17)

Net asset value, end of period	$14.42		$17.32	$22.70	$26.29	$20.87	$15.82

Total Return (a)	(16.74)%		(14.43)%	(7.26)%	27.76%	34.76%	34.57%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$148,165		$190,457	$257,854	$268,155	$155,149	$75,042
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits.	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.87	%(b)	0.86%	0.86%	0.85%	0.86%	0.97%
Net investment income	0.31	%(b)	0.27%	0.24%	0.12%	0.54%	0.90%
Portfolio Turnover Rate	5%		15%	33%	38%	28%	61%
			Year Ended
Growth and Income Fund	Six Months Ended 06/30/02 (Unaudited)		12/31/01	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$12.03		$13.36	$14.72	$14.07	$15.76	$14.18

Income (loss) from investment operations:
Net investment income	0.11		0.09	0.10	0.22	0.19	0.13
Net realized and unrealized gain (loss)	(0.59)		(1.35)	(0.91)	0.62	(0.65)	4.03

Total from investment operations	(0.48)		(1.26)	(0.81)	0.84	(0.46)	4.16

Less Distributions:
From net investment income	0.00		(0.07)	(0.25)	(0.01)	(0.18)	(0.13)
From net realized gain	0.00		0.00	(0.30)	(0.18)	(1.05)	(2.45)

Total distributions	0.00		(0.07)	(0.55)	(0.19)	(1.23)	(2.58)

Net asset value, end of period	$11.55		$12.03	$13.36	$14.72	$14.07	$15.76

Total Return (a)	(3.99)%		(9.46)%	(5.67)%	5.99%	(2.92)%	29.84%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$178,518		$200,525	$266,416	$346,481	$388,290	$356,503
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.87	%(b)	0.82%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.87	%(b)	0.87%	0.85%	0.86%	0.85%	0.85%
Net investment income	1.65	%(b)	0.61%	0.42%	1.41%	1.25%	0.88%
Portfolio Turnover Rate	51%		42%	73%	116%	116%	69%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

			Year Ended
	Six Months Ended 06/30/02 (Unaudited)
CORE U.S. Equity Fund			12/31/01	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$16.41		$21.43	$27.14	$22.16	$18.41	$15.44

Income (loss) from investment operations:
Net investment income	0.05		0.10	0.16	0.11	0.13	0.17
Net realized and unrealized gain (loss)	(2.39)		(2.32)	(2.65)	4.97	3.98	4.57

Total from investment operations	(2.34)		(2.22)	(2.49)	5.08	4.11	4.74

Less Distributions:
From net investment income	0.00		(0.17)	(0.11)	0.00	(0.13)	(0.17)
From net realized gain	0.00		(2.63)	(3.11)	(0.10)	(0.23)	(1.60)

Total distributions	0.00		(2.80)	(3.22)	(0.10)	(0.36)	(1.77)

Net asset value, end of period	$14.07		$16.41	$21.43	$27.14	$22.16	$18.41

Total Return (a)	(14.26)%		(10.93)%	(10.14)%	23.02%	22.33%	30.95%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$196,635		$249,888	$323,260	$371,539	$262,994	$177,210
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.81	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.88	%(b)	0.87%	0.86%	0.85%	0.85%	0.86%
Net investment income	0.46	%(b)	0.47%	0.68%	0.50%	0.71%	1.06%
Portfolio Turnover Rate	38%		69%	54%	55%	48%	61%
			Year Ended
Small Cap Value Fund	Six Months Ended 06/30/02 (Unaudited)		12/31/01	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$13.76		$11.42	$8.68	$8.66	$11.73	$10.02

Income (loss) from investment operations:
Net investment income	0.07		0.17	0.13	0.05	0.05	0.04
Net realized and unrealized gain (loss)	1.20		2.29	2.67	(0.03)	(1.89)	3.17

Total from investment operations	1.27		2.46	2.80	0.02	(1.84)	3.21

Less Distributions:
From net investment income	0.00		(0.12)	(0.06)	0.00	(0.05)	(0.04)
From net realized gain	0.00		0.00	0.00	0.00	(1.18)	(1.46)

Total distributions	0.00		(0.12)	(0.06)	0.00	(1.23)	(1.50)

Net asset value, end of period	$15.03		$13.76	$11.42	$8.68	$8.66	$11.73

Total Return (a)	9.23%		21.66%	32.27%	0.24%	(15.32)%	32.20%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$104,491		$97,298	$89,816	$81,213	$99,791	$107,984
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.87	%(b)	0.86%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.90	%(b)	0.91%	0.88%	0.90%	0.89%	0.89%
Net investment income	0.90	%(b)	1.25%	1.11%	0.52%	0.45%	0.38%
Portfolio Turnover Rate.	41%		76%	85%	87%	96%	99%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)

NOTE A — ORGANIZATION

Protective Investment Company (the "Company") was incorporated in the State of Maryland on September 2, 1993 as an open-end management investment company. The Company offers six separately managed pools of assets which have differing investment objectives and policies. The Company currently issues shares in six funds: Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund, and Small Cap Value Fund (individually a "Fund" and collectively the "Funds"). The Company commenced investment operations on March 14, 1994.

The Company offers the shares of each Fund to separate accounts of Protective Life and Protective Life and Annuity Insurance Company as funding vehicles for certain variable annuity and variable life contracts issued by Protective Life and Protective Life and Annuity Insurance Company through separate accounts.

NOTE B — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Company.

Valuation of Investments  --  The Company's portfolio securities traded on a national securities exchange are valued at the last sale price, or, if no sale occurs, at the closing bid price. Portfolio securities traded over-the-counter are valued at the last sale price, or, if no sale occurs, at the last bid price. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Protective Investment Advisors, Inc. ("PIA" or the "Investment Manager") or by Goldman Sachs Asset Management, investment adviser to the Company (the "Adviser"), and approved by the board of directors of the Company. Short-term securities with a remaining maturity of 60 days or less are valued at their amortized cost, which approximates fair value. Options and futures contracts are valued at the last sale price or the last bid price on the exchange where such options or futures contracts are principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities. Securities for which current market quotations are unavailable or for which quotations are not deemed by the Investment Manager to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by the board of directors.

Foreign Securities  --  Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or, if closing prices are unavailable, at the closing bid price. Foreign portfolio securities prices are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange.

There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. Those risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Repurchase Agreements  --  The Funds may enter into repurchase agreements under which a Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities at a mutually agreed upon date and price. In connection with transactions in repurchase agreements, the Company's custodian takes possession of the underlying collateral securities, the fair value of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Fund may suffer a loss.

Investment Transactions  --  Investment security transactions are recorded on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost.

Investment Income  --  Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration, net of foreign withholding taxes where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

Foreign Currency Translations  --  The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net realized exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Funds' accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

Forward Currency Contracts  --  The Funds may enter into forward contracts in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The International Equity and Global Income Funds also may use the contracts to seek to increase total return when the Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Funds' portfolios. A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Funds as an unrealized gain or loss. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service. A Forward may be closed prior to the contractual settlement date by entering into an offsetting position in the same currency with the same settlement terms. The unrealized gain or loss resulting from the offsetting transaction is not realized until the contractual settlement date. On the contractual settlement date the Fund recognizes a realized gain or loss equal to the difference between the value of the Forward when entered into and the value of the Forward on the contractual settlement date. Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Futures Contracts  --  In order to gain exposure to or protect against declines in security values, the Funds may enter into long and short futures contracts. The Funds may also buy or write put or call options on these futures contracts. A Fund generally shorts futures contracts to hedge against declines in the value of portfolio securities. A Fund may also enter into long futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities. The Funds segregate assets to cover their respective commitments under such futures contracts. Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market, that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities, or that the counterparty will fail to perform its obligations.

Expenses  --  The Company's expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the board of directors may direct or approve.

Distributions  --  Distributions from net investment income and net realized gains, if any, are declared and distributed annually. Distributions are recorded on the ex-dividend date.

Federal Income Taxes  --  Each Fund of the Company is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax.

Income distributions and capital gains distributions of a Fund are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures, foreign currency transactions and losses deferred due to wash sales. Any permanent book and tax basis differences at fiscal year-end have been reclassified to paid-in capital to reflect the tax characterization.

At December 31, 2001, the following Funds have available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains:

	Expires December 31, 2007	Expires December 31, 2008	Expires December 31, 2009
Global Income Fund	$1,320,487	$696,923	$0
International Equity Fund	0	0	22,661,720
Capital Growth Fund	0	0	9,701,550
Growth and Income Fund	0	4,881,995	16,526,257
CORE U.S. Equity Fund	0	0	11,272,273

Under current tax law, certain capital and currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2001 the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, and the CORE U.S. Equity Fund, elected to defer net capital and currency losses arising between November 1, 2001 and December 31, 2001 of $9,822,771, $2,419,756, $6,220,319 and $6,973,804, respectively.

NOTE C — AGREEMENTS AND FEES

The Company has entered into an investment management agreement with the Investment Manager, a wholly-owned subsidiary of Protective Life Corporation, under which the Company agrees to pay for business management and administrative services furnished by the Investment Manager. For its services to the Company, the Investment Manager receives a monthly management fee based on the average daily net assets of each Fund at the following annual rates: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%.

In order to limit expenses, PIA has voluntarily undertaken to pay certain operating expenses of the Company or of any Fund to the extent that such expenses (excluding expenses paid under brokerage arrangements, brokerage commissions, taxes or other portfolio transaction expenses or expenses of litigation, indemnification, or other extraordinary expenses, as accrued for each Fund) exceed the following percentages of that Fund's average daily net assets on an annualized basis: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%. During the period ended June 30, 2002, the amount of such expenses assumed by PIA for the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund and the Small Cap Value Fund were $76,935, $193,413, $61,200, $0, $83,000 and $19,103 respectively. PIA may terminate its obligations to pay such expenses upon 120 days notice to the Company.

Fees Paid Indirectly  --  Protective Investment Company has entered into a directed brokerage agreement with Lynch Jones. Under the agreement, Lynch Jones will pay the funds a percentage of commissions generated. During the period ended June 30, 2002, these payments amounted to $0, $0, $3,030, $69,365, $6,609, and $34,048 for the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund and the Small Cap Value Fund, respectively, and were used to offset Fund expenses.

Goldman Sachs Asset Management acts as the investment adviser (the "Adviser") of Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund. Goldman Sachs Asset Management-International acts as the Adviser to Global Income Fund and International Equity Fund. Each Adviser has entered into an investment advisory agreement with the Investment Manager under which the Adviser manages the investment portfolios of the Fund of which it is Adviser. As compensation for their services, the Advisers receive a monthly fee from the Investment Manager based on the average daily net assets of each Fund at the following annual rates: Global Income Fund and International Equity Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.25% of assets in excess of $200 million; Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.20% of assets in excess of $200 million.

Directors of the Company who are not interested persons receive an annual fee of $5,000 and $2,500 for each meeting attended.

NOTE D — INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended June 30, 2002, were as follows:

	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Global Income Fund	$20,203,027	$4,046,404	$17,772,048	$9,671,980
International Equity Fund	61,737,166	0	74,184,524	0
Capital Growth Fund	8,083,432	0	19,210,706	327,035
Growth and Income Fund	95,492,110	255,676	103,802,138	101,941
CORE U.S. Equity Fund	86,590,900	0	101,744,440	2,058,454
Small Cap Value Fund	40,027,889	1,214,323	41,374,151	0

The identified cost of investments in securities owned by each Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2002 were as follows:

		Gross Unrealized		Net Unrealized Appreciation (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Global Income Fund	$53,510,698	$2,744,533	$(422,399)	$2,322,134
International Equity Fund	103,902,681	6,409,658	(13,566,727)	(7,157,069)
Capital Growth Fund	164,816,016	20,150,022	(37,499,029)	(17,349,007)
Growth and Income Fund	175,191,375	15,378,013	(11,356,030)	4,021,983
CORE U.S. Equity Fund	218,163,526	11,332,666	(32,530,526)	(21,197,860)
Small Cap Value Fund	89,925,920	18,143,360	(2,776,246)	15,367,114

For the period ended June 30, 2002, the Funds' Adviser, earned approximately $3,810 $805, $0, $2,952, $530 and $900 of brokerage commissions, respectively, from portfolio transactions (including futures transactions) executed on behalf of the Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund, and Small Cap Value Fund, respectively.

NOTE E — SHAREHOLDER TRANSACTIONS

The authorized capital stock of the Company consists of 1 billion shares, par value $.001 per share. 600 million of the authorized shares have been divided into, and may be issued in, six designated funds as follows: Global Income Fund, 100 million shares; International Equity Fund, 100 million shares; Capital Growth Fund, 100 million shares; Growth and Income Fund, 100 million shares; CORE U.S. Equity Fund, 100 million shares and Small Cap Value Fund, 100 million shares.

NOTE F — FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2002, outstanding forward exchange currency contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:

GLOBAL INCOME FUND Foreign Currency Purchase Contracts	U.S. $ Cost on Origination Date	06/30/02 U.S. $ Value	Unrealized Appreciation (Depreciation)
AUD, expiring 07/19/02 (3 contracts)	$3,823,625	$4,033,312	$209,687
CAD, expiring 07/19/02 (3 contracts)	1,617,000	1,639,990	22,990
CHF, expiring 07/19/02 (2 contracts)	1,611,000	1,746,368	135,368
CLP, expiring 07/19/02 (1 contract)	279,636	262,509	(17,127)
CZK, expiring 07/19/02 (1 contract)	267,000	302,095	35,095
DKK, expiring 07/24/02 (1 contract)	277,094	288,384	11,290
EUR, expiring 07/19/02 (5 contracts)	4,025,426	4,345,096	319,670
GBP, expiring 07/19/02 (3 contracts)	2,683,554	2,831,023	147,469
HUF, expiring 07/19/02 (1 contract)	270,527	288,835	18,308
ILS, expiring 07/19/02 (2 contracts)	534,084	553,565	19,481
JPY, expiring 07/19/02 (5 contracts)	3,773,000	4,014,903	241,903
KRW, expiring 07/19/02 (2 contracts)	1,042,187	1,132,266	90,079
MXN, expiring 07/19/02 (5 contracts)	1,389,903	1,296,086	(93,817)
PLN, expiring 07/02/02 (1 contract)	637,261	633,557	(3,704)
PLN, expiring 07/19/02 (1 contract)	260,379	265,783	5,404
SEK, expiring 07/19/02 (4 contracts)	4,362,597	4,877,518	514,921
SGD, expiring 07/19/02 (1 contract)	1,072,000	1,093,731	21,731

	27,926,273	29,605,021	1,678,748
Foreign Currency Sale Contracts
AUD, expiring 07/19/02 (4 contracts)	1,902,630	1,911,547	(8,917)
AUD, expiring 07/24/02 (1 contract)	2,037,160	2,016,463	20,697
CAD, expiring 07/19/02 (4 contracts)	2,197,873	2,276,680	(78,807)
CAD, expiring 09/19/02 (1 contract)	1,493,387	1,511,846	(18,459)
CHF, expiring 07/19/02 (4 contracts)	3,834,097	4,208,792	(374,695)
CLP, expiring 07/19/02 (1 contract)	275,058	262,509	12,549
DKK, expiring 07/24/02 (1 contract)	2,132,766	2,374,166	(241,400)
EUR, expiring 07/19/02 (3 contracts)	4,426,871	4,865,799	(438,928)
EUR, expiring 07/29/02 (2 contracts)	17,519,880	17,616,735	(96,855)

GLOBAL INCOME FUND—(continued) Foreign Currency Sale Contracts—(continued)	U.S. $ Cost on Origination Date	06/30/02 U.S. $ Value	Unrealized Appreciation (Depreciation)
GBP, expiring 07/17/02 (1 contract)	$3,642,868	$3,780,216	$(137,348)
GBP, expiring 07/19/02(4 contracts)	3,775,000	3,917,676	(142,676)
HKD, expiring 11/07/02 (1 contract)	2,174,771	2,176,687	(1,916)
ILS, expiring 07/19/02 (2 contracts)	548,137	553,565	(5,428)
JPY, expiring 07/19/02 (2 contracts)	2,064,744	2,225,643	(160,899)
JPY, expiring 07/25/02 (1 contract)	6,746,054	6,990,725	(244,671)
KRW, expiring 07/19/02 (1 contract)	238,000	264,705	(26,705)
MXN, expiring 07/19/02 (4 contracts)	1,366,512	1,290,950	75,562
PLN, expiring 07/02/02 (2 contracts)	1,173,456	1,198,292	(24,836)
PLN, expiring 07/19/02 (6 contracts)	531,898	532,791	(893)
PLN, expiring 07/24/02 (1 contract)	630,338	628,401	1,937
SEK, expiring 07/19/02 (3 contracts)	1,613,000	1,805,102	(192,102)
SEK, expiring 08/12/02 (1 contract)	428,074	454,871	(26,797)
ZAR, expiring 07/19/02 (1 contract)	270,000	271,245	(1,245)

	61,022,574	63,135,406	(2,112,832)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Unrealized Appreciation (Depreciation)
07/19/02	PLN	715,500	EUR	195,814	$17,589
07/19/02	PLN	245,000	EUR	66,667	5,645
07/19/02	PLN	1,090,000	EUR	278,576	7,364
07/19/02	EUR	296,529	PLN	1,085,000	(26,270)
07/19/02	EUR	153,000	CZK	4,716,072	8,260
07/19/02	EUR	457,870	CZK	13,870,955	16,548
07/19/02	EUR	1,438,348	DKK	10,698,000	1,780
07/19/02	HUF	65,149,920	EUR	264,000	(1,366)
07/19/02	HUF	78,179,238	EUR	316,669	(1,766)
07/19/02	EUR	292,000	HUF	71,992,600	1,242
07/19/02	HUF	79,632,720	EUR	324,000	(377)
07/19/02	EUR	906,681	HUF	222,961,878	1,527

					30,176

Net unrealized depreciation					$(403,908)

INTERNATIONAL EQUITY FUND Foreign Currency Purchase Contracts	U.S. $ Cost on Origination Date	06/30/02 U.S. $ Value	Unrealized Appreciation (Depreciation)
AUD, expiring 07/19/02 (2 contracts)	$3,316,000	$3,367,398	$51,398
AUD, expiring 07/24/02 (1 contract)	2,498,789	2,473,402	(25,387)
CAD, expiring 07/19/02 (2 contracts)	1,276,000	1,284,032	8,032
CHF, expiring 07/15/02 (4 contracts)	2,274,545	2,402,845	128,300
DKK, expiring 07/24/02 (1 contract)	843,885	939,401	95,516
EUR, expiring 07/19/02 (2 contracts)	1,270,000	1,327,400	57,400
EUR, expiring 07/29/02 (2 contracts)	1,453,206	1,469,704	16,498
GBP, expiring 07/17/02 (1 contract)	1,902,401	1,974,128	71,727
GBP, expiring 07/19/02 (1 contract)	668,000	700,590	32,590
HKD, expiring 09/11/02 (1 contract)	1,544,044	1,543,970	(74)
JPY, expiring 07/19/02 (3 contracts)	2,582,000	2,682,474	100,474
JPY, expiring 07/25/02 (2 contracts)	3,115,665	3,219,714	104,049
NOK, expiring 08/29/02 (1 contract)	795,038	848,755	53,717
NZD, expiring 07/24/02 (1 contract)	169,998	169,416	(582)
SEK, expiring 07/19/02 (2 contracts)	3,918,000	4,214,691	296,691
SGD, expiring 07/25/02 (1 contract)	331,145	335,294	4,149

	27,958,716	28,953,214	994,498
Foreign Currency Sale Contracts
AUD, expiring 07/19/02 (1 contract)	608,000	596,706	11,294
CAD, expiring 07/19/02 (2 contracts)	1,992,000	2,020,553	(28,553)
CHF, expiring 07/15/02 (3 contracts)	3,562,423	3,805,600	(243,177)
CHF, expiring 7/19/02 (2 contracts)	2,654,000	2,802,534	(148,534)
DKK, expiring 7/24/02 (1 contract)	364,085	401,313	(37,228)
EUR, expiring 07/19/02 (2 contracts)	2,005,000	2,115,582	(110,582)
EUR, expiring 07/29/02 (1 contract)	2,956,679	2,973,179	(16,500)
GBP, expiring 07/19/02 (1 contract)	1,824,000	1,855,145	(31,145)
HKD, expiring 09/11/02 (1 contract)	494,120	494,154	(34)
JPY, expiring 07/25/02 (1 contract)	835,672	861,436	(25,764)
MXN, expiring 07/11/02 (2 contracts)	1,957,477	1,905,109	52,368
SEK, expiring 08/12/02 (2 contracts)	1,139,881	1,209,652	(69,771)
SGD, expiring 7/25/02 (3 contracts)	2,731,894	2,804,395	(72,501)

	23,125,231	23,845,358	(720,127)

Net unrealized appreciation			$274,371

Glossary of Terms
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CZK – Czech Koruna
DKK – Danish Krona
EUR – Euro
GBP – Pound Sterling
HKD – Hong Kong Dollar
HUF – Hungarian Forint
ILS – Israeli Shekel
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krona
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
ZAR – South African Rand

PROTECTIVE INVESTMENT COMPANY

DIRECTORS AND OFFICERS

D. Warren Bailey, Director
G. Ruffner Page, Jr., Director
Cleophus Thomas, Jr., Director
Carolyn King, President and Chairman
Richard J. Bielen, Director, Vice President and Compliance Officer
Jerry W. DeFoor, Vice President and Chief Accounting Officer
Kevin B. Borie, Treasurer
Steve M. Callaway, Secretary

INVESTMENT MANAGER

Protective Investment Advisors, Inc.

INVESTMENT ADVISERS

Goldman Sachs Asset Management
Goldman Sachs Asset Management International

PRINCIPAL UNDERWRITER

Investment Distributors, Inc.

Protective Investment Advisors, Inc., Investment Distributors, Inc.,
Protective Life Insurance Company and Protective Life and Annuity Insurance Company
are each subsidiaries of Protective Life Corporation

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Company and Separate Account prospectuses which contain important information concerning the Company, the Separate Account and its current public offering of variable insurance and annuity contracts.

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Performance and Portfolio Review by Fund
  Protective Global Income Fund4
  Protective International Equity Fund3,4
  Protective Capital Growth Fund4
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  NOTES TO FINANCIAL STATEMENTS